                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-5447
                                  ----------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                         (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                --------------------------------

Date of fiscal year end:     DECEMBER 31
                         -------------------------------------------------------

Date of reporting period:    DECEMBER 31, 2004
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

DECEMBER 31, 2004

American Century Investments
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

Equity Growth Fund
Income & Growth Fund
Small Company Fund

                               [american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

EQUITY GROWTH

INCOME & GROWTH

SMALL COMPANY

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Equity Growth,
Income & Growth, and Small Company funds for the 12 months ended December 31,
2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the semiannual report dated
June 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD
      WITH JAMES E. STOWERS, JR.

------
1

Equity Growth - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                      --------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                           1 YEAR     5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             13.98%     -1.28%     12.50%     11.50%      5/9/91
--------------------------------------------------------------------------------
S&P 500 INDEX              10.88%     -2.30%     12.07%     11.03%        --
--------------------------------------------------------------------------------
Institutional Class        14.20%     -1.08%       --        5.06%      1/2/98
--------------------------------------------------------------------------------
Advisor Class              13.71%     -1.54%       --        4.38%      10/9/97
--------------------------------------------------------------------------------
C Class                    12.89%       --         --        2.52%      7/18/01
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
----------------------------------------------------------------------------------------------------
                    1995    1996    1997    1998    1999     2000     2001     2002    2003    2004
----------------------------------------------------------------------------------------------------
Investor Class     34.56%  27.34%  36.06%  25.45%  18.47%  -10.95%  -11.01%  -20.32%  30.27%  13.98%
----------------------------------------------------------------------------------------------------
S&P 500 Index      37.58%  22.96%  33.36%  28.58%  21.04%   -9.10%  -11.89%  -22.10%  28.68%  10.88%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

Equity Growth - Portfolio Commentary

PORTFOLIO MANAGERS: BILL MARTIN, TOM VAIANA, AND FEI ZOU

PERFORMANCE SUMMARY

2004 marked the fourth consecutive year that Equity Growth outperformed its benchmark index, the S&P 500. The portfolio posted a total return of 13.98%* for the year, compared with the 10.88% return of the S&P 500.

STOCK MARKET REVIEW

Uncertainty held the U.S. stock market in check for most of 2004. Corporate earnings growth remained strong--profits of S&P 500 companies grew by nearly 20%
in 2004, according to estimates by Thomson First Call--but the market's upward momentum was restrained by moderating economic growth, soaring oil prices, a series of interest rate hikes by the Federal Reserve, a decline in the U.S.
dollar, and an uncertain outcome in the presidential election.

In the last quarter of the year, however, oil prices fell from their record high levels, and the presidential election ended decisively and without any legal wrangling. The stock market responded with a year-end rally.

For all of 2004, the broad stock indexes posted double-digit gains for the second consecutive year. According to the Standard & Poor's indexes, small-cap stocks extended their winning streak over large-company shares to five straight years. Value stocks outperformed growth issues across all market capitalizations.

Every sector of the S&P 500 produced positive results in 2004, but the best-performing sectors were energy, utilities, and telecommunication services.
Lagging sectors included information technology and health care.

CONSUMER DISCRETIONARY AND UTILITIES STOCKS OUTPERFORM

Successful stock selection propelled Equity Growth's outperformance of the S&P
500 in 2004. The best contributions came from the utilities and consumer discretionary sectors.

By far, the top performance contributor in the portfolio, on both an absolute and relative basis, was electric utility TXU, which gained 178% in 2004. TXU boosted shareholder value by selling some of its unprofitable businesses, reducing debt, and increasing its dividend. Edison International was another strong relative contributor; the California-based utility increased 2004 earnings projections and boosted its dividend.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
--------------------------------------------------------------------------------
Johnson & Johnson                           3.2%                  3.1%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              3.1%                  2.9%
--------------------------------------------------------------------------------
Intel Corp.                                 2.8%                  1.6%
--------------------------------------------------------------------------------
Pfizer, Inc.                                2.6%                  2.5%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.6%                  1.6%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.6%                  2.6%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         2.4%                  2.4%
--------------------------------------------------------------------------------
Time Warner Inc.                            2.2%                  2.1%
--------------------------------------------------------------------------------
American Express Co.                        2.1%                  0.4%
--------------------------------------------------------------------------------
Disney (Walt) Co.                           2.1%                  2.1%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
3

Equity Growth - Portfolio Commentary

The second- and third-best contributors in the portfolio came from the consumer discretionary sector--homebuilder NVR and toolmaker Black & Decker. Both of these stocks benefited from the ongoing home improvement and construction boom.
Another top performer was Eastman Kodak, which found success in its transition from film to digital photography.

WINNERS IN CONSUMER STAPLES AND MATERIALS

Stock selection was also beneficial in the consumer staples and materials sectors. The top contributor in consumer staples was Reynolds American, which was created from the merger of RJ Reynolds Tobacco, Lane Limited, and the U.S.
arm of Brown & Williamson Tobacco in July 2004. Reynolds reported strong earnings growth thanks in part to successful cost management. We also underweighted some of the weaker-performing stocks in the consumer staples sector, including soft-drink maker Coca-Cola and discount retailer Wal-Mart.

In the materials sector, chemicals company Monsanto contributed favorably to relative performance. The company's fiscal-year 2004 earnings nearly quadrupled from the previous year as herbicide and corn seed sales improved. Overweights in forest products companies Potlatch and Louisiana-Pacific also provided a lift to relative results.

TECHNOLOGY, HEALTH CARE DISAPPOINT

Stock selection detracted from relative performance in the information technology and health care sectors. In the information technology sector, overweights in semiconductor manufacturer Intel and Internet services provider
United Online, along with underweights in search engine company Yahoo! and wireless chipmaker QUALCOMM, weighed on relative results.

The health care sector contained the biggest individual detractor from relative performance: pharmaceutical giant Merck, which pulled its top-selling pain-relief medication off the market after it was linked to increased risk of heart attacks. An overweight in health services provider Health Net also hurt relative results.

OUR COMMITMENT

We remain committed to seeking long-term capital growth by investing in a portfolio of stocks that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

EQUITY GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
CIGNA Corp.                                 1.90%                 0.10%
--------------------------------------------------------------------------------
NVR, Inc.                                   1.74%                  --
--------------------------------------------------------------------------------
Disney (Walt) Co.                           2.12%                 0.50%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              3.07%                 1.45%
--------------------------------------------------------------------------------
Countrywide Financial
Corporation                                 1.77%                 0.19%
--------------------------------------------------------------------------------

EQUITY GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
General Electric Co.                         --                   3.42%
--------------------------------------------------------------------------------
Citigroup Inc.                               --                   2.21%
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                         --                   1.98%
--------------------------------------------------------------------------------
Procter & Gamble Co.                         --                   1.24%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                         --                   1.23%
--------------------------------------------------------------------------------

------
4

Equity Growth - Schedule of Investments

DECEMBER 31, 2004

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.8%

AEROSPACE & DEFENSE -- 1.7%
--------------------------------------------------------------------------------
          598,896  Boeing Co.                                        $   31,005
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.8%
--------------------------------------------------------------------------------
           19,138  FedEx Corporation                                      1,885
--------------------------------------------------------------------------------
          145,056  United Parcel Service, Inc. Cl B                      12,396
--------------------------------------------------------------------------------
                                                                         14,281
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
          151,095  Southwest Airlines Co.                                 2,460
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.7%
--------------------------------------------------------------------------------
          207,536  Goodyear Tire & Rubber Co.
                   (The)(1)(2)                                            3,042
--------------------------------------------------------------------------------
          107,349  Magna International Inc. Cl A(2)                       8,862
--------------------------------------------------------------------------------
                                                                         11,904
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.7%
--------------------------------------------------------------------------------
        2,165,787  Ford Motor Company                                    31,707
--------------------------------------------------------------------------------
BEVERAGES -- 1.3%
--------------------------------------------------------------------------------
          854,101  Pepsi Bottling Group Inc.(2)                          23,095
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
          228,500  Amgen Inc.(1)                                         14,658
--------------------------------------------------------------------------------
           57,590  Applera Corporation-Applied
                   Biosystems Group                                       1,204
--------------------------------------------------------------------------------
                                                                         15,862
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           33,260  USG Corp.(1)(2)                                        1,339
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.4%
--------------------------------------------------------------------------------
          261,133  Raymond James Financial, Inc.                          8,090
--------------------------------------------------------------------------------
CHEMICALS -- 1.1%
--------------------------------------------------------------------------------
          412,029  Georgia Gulf Corporation                              20,519
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 8.8%
--------------------------------------------------------------------------------
          996,924  Bank of America Corp.                                 46,846
--------------------------------------------------------------------------------
          471,958  Comerica Inc.                                         28,799
--------------------------------------------------------------------------------
          830,027  National City Corp.                                   31,168
--------------------------------------------------------------------------------
          120,498  U.S. Bancorp                                           3,774
--------------------------------------------------------------------------------
          682,283  Wachovia Corp.                                        35,888
--------------------------------------------------------------------------------
          228,715  Wells Fargo & Co.                                     14,215
--------------------------------------------------------------------------------
                                                                        160,690
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
--------------------------------------------------------------------------------
          612,100  Cendant Corporation                                   14,311
--------------------------------------------------------------------------------
          652,244  Equifax Inc.                                          18,328
--------------------------------------------------------------------------------
           71,779  Republic Services, Inc. Cl A                           2,407
--------------------------------------------------------------------------------
                                                                         35,046
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.7%
--------------------------------------------------------------------------------
          983,226  Cisco Systems Inc.(1)                                 18,976
--------------------------------------------------------------------------------
        1,794,614  Motorola, Inc.                                        30,868
--------------------------------------------------------------------------------
                                                                         49,844
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.5%
--------------------------------------------------------------------------------
           60,575  Dell Inc.(1)                                      $    2,552
--------------------------------------------------------------------------------
          239,806  Hewlett-Packard Co.                                    5,029
--------------------------------------------------------------------------------
          564,216  International Business Machines
                    Corp.(2)                                             55,620
--------------------------------------------------------------------------------
                                                                         63,201
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 4.1%
--------------------------------------------------------------------------------
          684,152  American Express Co.                                  38,566
--------------------------------------------------------------------------------
          373,665  Capital One Financial Corp.(2)                        31,466
--------------------------------------------------------------------------------
          107,507  CompuCredit Corp.(1)(2)                                2,939
--------------------------------------------------------------------------------
           38,815  WFS Financial Inc.(1)                                  1,971
--------------------------------------------------------------------------------
                                                                         74,942
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING(3)
--------------------------------------------------------------------------------
            6,143  Silgan Holdings Inc.                                     374
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
           50,000  WESCO International Inc.(1)                            1,482
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.6%
--------------------------------------------------------------------------------
           86,056  Standard and Poor's 500
                   Depositary Receipt(2)                                 10,404
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
          143,570  Principal Financial Group                              5,878
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
--------------------------------------------------------------------------------
           49,361  ALLTEL Corp.                                           2,900
--------------------------------------------------------------------------------
          124,832  AT&T Corp.                                             2,379
--------------------------------------------------------------------------------
          285,227  BellSouth Corp.                                        7,926
--------------------------------------------------------------------------------
           21,268  CenturyTel Inc.                                          754
--------------------------------------------------------------------------------
           46,409  Commonwealth Telephone
                   Enterprise Inc.(1)                                     2,305
--------------------------------------------------------------------------------
          268,400  SBC Communications Inc.                                6,917
--------------------------------------------------------------------------------
          198,321  Sprint Corp.(2)                                        4,928
--------------------------------------------------------------------------------
          447,614  Verizon Communications                                18,134
--------------------------------------------------------------------------------
                                                                         46,243
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 3.1%
--------------------------------------------------------------------------------
          302,137  Exelon Corporation                                    13,315
--------------------------------------------------------------------------------
          723,591  FirstEnergy Corp.                                     28,589
--------------------------------------------------------------------------------
          230,668  TXU Corp.                                             14,892
--------------------------------------------------------------------------------
                                                                         56,796
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.3%
--------------------------------------------------------------------------------
           47,492  Baker Hughes Inc.                                      2,026
--------------------------------------------------------------------------------
           60,702  Hydril Co.(1)                                          2,763
--------------------------------------------------------------------------------
                                                                          4,789
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.2%
--------------------------------------------------------------------------------
           55,703  7-Eleven Inc.(1)                                       1,334
--------------------------------------------------------------------------------
            6,788  BJ's Wholesale Club Inc.(1)                              198
--------------------------------------------------------------------------------
          345,743  Costco Wholesale Corporation                          16,737
--------------------------------------------------------------------------------
          606,821  Supervalu Inc.                                        20,948
--------------------------------------------------------------------------------
                                                                         39,217
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Equity Growth - Schedule of Investments

DECEMBER 31, 2004

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.3%
--------------------------------------------------------------------------------
          196,738  Corn Products International Inc.                  $   10,537
--------------------------------------------------------------------------------
          532,792  Pilgrim's Pride Corp.(2)                              16,346
--------------------------------------------------------------------------------
           65,973  Sanderson Farms Inc.(2)                                2,855
--------------------------------------------------------------------------------
          635,354  Tyson Foods, Inc. Cl A                                11,691
--------------------------------------------------------------------------------
                                                                         41,429
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
--------------------------------------------------------------------------------
          486,590  Becton Dickinson & Co.                                27,638
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.6%
--------------------------------------------------------------------------------
          252,705  AmerisourceBergen Corp.(2)                            14,829
--------------------------------------------------------------------------------
          221,526  Cardinal Health, Inc.                                 12,882
--------------------------------------------------------------------------------
          421,499  CIGNA Corp.                                           34,381
--------------------------------------------------------------------------------
          119,466  Humana Inc.(1)                                         3,547
--------------------------------------------------------------------------------
                                                                         65,639
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
--------------------------------------------------------------------------------
           31,331  Jack in the Box Inc.(1)(2)                             1,155
--------------------------------------------------------------------------------
        1,076,103  McDonald's Corporation                                34,500
--------------------------------------------------------------------------------
                                                                         35,655
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.0%
--------------------------------------------------------------------------------
          158,014  American Greetings Cl A(2)                             4,006
--------------------------------------------------------------------------------
          195,360  Black & Decker Corporation                            17,256
--------------------------------------------------------------------------------
           40,899  NVR, Inc.(1)(2)                                       31,467
--------------------------------------------------------------------------------
           41,958  Stanley Works (The)                                    2,056
--------------------------------------------------------------------------------
                                                                         54,785
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.4%
--------------------------------------------------------------------------------
          718,021  Tyco International Ltd.                               25,662
--------------------------------------------------------------------------------
INSURANCE -- 2.8%
--------------------------------------------------------------------------------
           72,393  American Financial Group, Inc.                         2,267
--------------------------------------------------------------------------------
          136,322  American International Group, Inc.                     8,952
--------------------------------------------------------------------------------
          475,354  Berkley (W.R.) Corp.                                  22,423
--------------------------------------------------------------------------------
          100,266  Chubb Corp.                                            7,710
--------------------------------------------------------------------------------
          160,247  First American Financial Corp.
                   (The)                                                  5,631
--------------------------------------------------------------------------------
           65,175  Safeco Corp.(2)                                        3,405
--------------------------------------------------------------------------------
           10,338  Selective Insurance Group(2)                             457
--------------------------------------------------------------------------------
            9,918  Stancorp Financial Group Inc.                            818
--------------------------------------------------------------------------------
                                                                         51,663
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.5%
--------------------------------------------------------------------------------
        2,206,099  Earthlink Inc.(1)                                     25,414
--------------------------------------------------------------------------------
          237,609  United Online, Inc.(1)                                 2,740
--------------------------------------------------------------------------------
                                                                         28,154
--------------------------------------------------------------------------------
IT SERVICES -- 1.7%
--------------------------------------------------------------------------------
          194,531  Acxiom Corp.(2)                                        5,116
--------------------------------------------------------------------------------
          358,216  Computer Sciences Corp.(1)                            20,193
--------------------------------------------------------------------------------
          263,374  Sabre Holdings Corp.                                   5,836
--------------------------------------------------------------------------------
                                                                         31,145
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
          393,860  Eastman Kodak Co.                                     12,702
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
MACHINERY -- 1.1%
--------------------------------------------------------------------------------
          177,313  Cummins Inc.                                      $   14,857
--------------------------------------------------------------------------------
           74,076  Parker-Hannifin Corp.                                  5,611
--------------------------------------------------------------------------------
                                                                         20,468
--------------------------------------------------------------------------------
MEDIA -- 4.9%
--------------------------------------------------------------------------------
        1,379,849  Disney (Walt) Co.(2)                                  38,360
--------------------------------------------------------------------------------
            4,638  Pixar(1)(2)                                              397
--------------------------------------------------------------------------------
          248,400  Regal Entertainment Group(2)                           5,154
--------------------------------------------------------------------------------
        2,050,640  Time Warner Inc.(1)                                   39,865
--------------------------------------------------------------------------------
          122,537  Viacom, Inc. Cl B                                      4,459
--------------------------------------------------------------------------------
                                                                         88,235
--------------------------------------------------------------------------------
METALS & MINING -- 1.5%
--------------------------------------------------------------------------------
          199,801  Phelps Dodge Corp.(2)                                 19,764
--------------------------------------------------------------------------------
          129,561  United States Steel Corp.(2)                           6,640
--------------------------------------------------------------------------------
                                                                         26,404
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 1.0%
--------------------------------------------------------------------------------
          398,679  Constellation Energy Group Inc.                       17,426
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.1%
--------------------------------------------------------------------------------
          382,699  Federated Department Stores, Inc.                     22,116
--------------------------------------------------------------------------------
          320,164  J.C. Penney Co. Inc. Holding
                   Company                                               13,255
--------------------------------------------------------------------------------
           19,875  Kmart Holding Corp.(1)(2)                              1,967
--------------------------------------------------------------------------------
                                                                         37,338
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 1.0%
--------------------------------------------------------------------------------
        1,037,990  Xerox Corp.(1)                                        17,656
--------------------------------------------------------------------------------
OIL & GAS -- 7.2%
--------------------------------------------------------------------------------
          840,627  ChevronTexaco Corp.                                   44,141
--------------------------------------------------------------------------------
           46,833  ConocoPhillips                                         4,067
--------------------------------------------------------------------------------
          918,570  Exxon Mobil Corp.                                     47,085
--------------------------------------------------------------------------------
           14,717  Occidental Petroleum Corp.                               859
--------------------------------------------------------------------------------
          107,176  Premcor Inc.                                           4,520
--------------------------------------------------------------------------------
          345,436  Sunoco, Inc.                                          28,226
--------------------------------------------------------------------------------
           44,960  Valero Energy Corp.                                    2,041
--------------------------------------------------------------------------------
                                                                        130,939
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.4%
--------------------------------------------------------------------------------
           26,586  Georgia-Pacific Corp.                                    996
--------------------------------------------------------------------------------
          708,330  Louisiana-Pacific Corp.(2)                            18,941
--------------------------------------------------------------------------------
          226,257  Potlatch Corp.(2)                                     11,444
--------------------------------------------------------------------------------
          183,829  Weyerhaeuser Co.                                      12,357
--------------------------------------------------------------------------------
                                                                         43,738
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.7%
--------------------------------------------------------------------------------
          676,739  Gillette Company                                      30,304
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.8%
--------------------------------------------------------------------------------
          921,162  Johnson & Johnson                                     58,421
--------------------------------------------------------------------------------
          219,851  Kos Pharmaceuticals, Inc.(1)(2)                        8,275
--------------------------------------------------------------------------------
          886,821  Merck & Co., Inc.                                     28,502
--------------------------------------------------------------------------------
        1,761,030  Pfizer, Inc.                                          47,355
--------------------------------------------------------------------------------
                                                                        142,553
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Equity Growth - Schedule of Investments

DECEMBER 31, 2004

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
            8,400  Burlington Northern Santa Fe
                   Corp.                                             $      397
--------------------------------------------------------------------------------
           37,812  Union Pacific Corp.                                    2,543
--------------------------------------------------------------------------------
                                                                          2,940
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 3.2%
--------------------------------------------------------------------------------
          198,152  Freescale Semiconductor Inc.(1)                        3,638
--------------------------------------------------------------------------------
        2,200,899  Intel Corp.                                           51,479
--------------------------------------------------------------------------------
          209,804  MEMC Electronic Materials Inc.(1)(2)                   2,780
--------------------------------------------------------------------------------
                                                                         57,897
--------------------------------------------------------------------------------
SOFTWARE -- 2.0%
--------------------------------------------------------------------------------
            1,456  Computer Associates
                   International, Inc.                                       45
--------------------------------------------------------------------------------
          939,831  Microsoft Corporation                                 25,103
--------------------------------------------------------------------------------
          782,631  Oracle Corp.(1)                                       10,738
--------------------------------------------------------------------------------
                                                                         35,886
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.8%
--------------------------------------------------------------------------------
           84,606  Barnes & Noble Inc.(1)                                 2,730
--------------------------------------------------------------------------------
           37,395  Circuit City Stores-Circuit City
                   Group                                                    585
--------------------------------------------------------------------------------
           66,580  GameStop Corp.(1)                                      1,492
--------------------------------------------------------------------------------
          645,993  Home Depot, Inc.                                      27,610
--------------------------------------------------------------------------------
                                                                         32,417
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
--------------------------------------------------------------------------------
           49,163  VF Corp.                                               2,723
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.9%
--------------------------------------------------------------------------------
          867,264  Countrywide Financial
                   Corporation                                           32,098
--------------------------------------------------------------------------------
          127,978  Fremont General Corp.(2)                               3,222
--------------------------------------------------------------------------------
                                                                         35,320
--------------------------------------------------------------------------------
TOBACCO -- 0.1%
--------------------------------------------------------------------------------
           32,683  Reynolds American Inc.                                 2,569
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
          163,090  Nextel Communications, Inc.(1)                         4,893
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,525,661)                                                     1,813,346
--------------------------------------------------------------------------------

                              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.6%

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.50%, 11/15/16, valued at
$11,098), in a joint trading account at 1.45%,
dated 12/31/04, due 1/3/05 (Delivery value
$10,801)
(Cost $10,800)                                                       $   10,800
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(4) -- 5.6%

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.30%, dated 12/31/04,
due 1/3/05 (Delivery value $17,422)                                      17,419
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.25%, dated 12/31/04, due 1/3/05 (Delivery
value $85,016)                                                           85,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $102,419)                                                         102,419
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.0%
(Cost $1,638,880)                                                     1,926,565
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (6.0)%                                 (108,991)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $1,817,574
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of December 31, 2004.

(3) Industry is less than 0.05% of net assets.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 6 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
7

Income & Growth - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                           1 YEAR     5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             12.98%     -0.65%     12.78%     13.06%     12/17/90
--------------------------------------------------------------------------------
S&P 500 INDEX              10.88%     -2.30%     12.07%     12.00%(1)     --
--------------------------------------------------------------------------------
Institutional Class        13.20%     -0.45%       --        5.81%      1/28/98
--------------------------------------------------------------------------------
Advisor Class              12.71%     -0.91%       --        5.42%     12/15/97
--------------------------------------------------------------------------------
C Class                    11.88%       --         --        2.49%      6/28/01
--------------------------------------------------------------------------------
R Class                    12.42%       --         --       19.22%      8/29/03
--------------------------------------------------------------------------------

(1) Since 12/20/90, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
----------------------------------------------------------------------------------------------------
                    1995    1996    1997    1998    1999     2000     2001     2002    2003    2004
----------------------------------------------------------------------------------------------------
Investor Class     36.87%  24.15%  34.45%  27.67%  17.96%  -10.54%   -8.37%  -19.37%  29.62%  12.98%
----------------------------------------------------------------------------------------------------
S&P 500 Index      37.58%  22.96%  33.36%  28.58%  21.04%   -9.10%  -11.89%  -22.10%  28.68%  10.88%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
8

Income & Growth - Portfolio Commentary

PORTFOLIO MANAGERS: JOHN SCHNIEDWIND, KURT BORGWARDT, AND ZILI ZHANG

PERFORMANCE SUMMARY

In 2004, Income & Growth outperformed its benchmark index, the S&P 500, for the fourth consecutive calendar year. The portfolio posted a total return of 12.98%*
for the year, outpacing the 10.88% return of the S&P 500.

STOCK MARKET REVIEW

Uncertainty held the U.S. stock market in check for most of 2004. Corporate earnings growth remained strong--profits of S&P 500 companies grew by nearly 20%
in 2004, according to estimates by Thomson First Call--but the market's upward momentum was restrained by moderating economic growth, soaring oil prices, a series of interest rate hikes by the Federal Reserve, a decline in the U.S.
dollar, and an uncertain outcome in the presidential election.

In the last quarter of the year, however, oil prices fell from their record high levels, and the presidential election ended decisively and without any legal wrangling. The stock market responded with a year-end rally.

For all of 2004, the broad stock indexes posted double-digit gains for the second consecutive year. According to the Standard & Poor's indexes, small-cap stocks extended their winning streak over large-company shares to five straight years. Value stocks outperformed growth issues across all market capitalizations.

Every sector of the S&P 500 produced positive results in 2004, but the best-performing sectors were energy, utilities, and telecommunication services.
Lagging sectors included information technology and health care.

CONSUMER STAPLES AND MATERIALS STOCKS SHINE

Stock selection was the key to Income & Growth's outperformance of the S&P 500 in 2004. Stock selection worked best in the consumer staples and materials sectors.

Within the portfolio's consumer staples holdings, the top relative performance contributor was Reynolds American, which was created from the merger of RJ
Reynolds Tobacco, Lane Limited, and the U.S. arm of Brown & Williamson Tobacco
in July 2004. Reynolds reported strong earnings growth thanks in part to successful cost-cutting efforts.

The portfolio also benefited from favorable stock selection among food and staples retailers and beverage companies.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
--------------------------------------------------------------------------------
Bank of America Corp.                       4.8%                  4.5%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         4.7%                  4.5%
--------------------------------------------------------------------------------
Johnson & Johnson                           3.4%                  3.2%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              3.2%                  2.6%
--------------------------------------------------------------------------------
Intel Corp.                                 3.0%                  2.5%
--------------------------------------------------------------------------------
Ford Motor Company                          2.6%                  2.2%
--------------------------------------------------------------------------------
National City Corp.                         2.5%                  0.1%
--------------------------------------------------------------------------------
CIGNA Corp.                                 2.5%                   --
--------------------------------------------------------------------------------
Pfizer, Inc.                                2.3%                  2.1%
--------------------------------------------------------------------------------
Countrywide Financial
Corporation                                 2.0%                  1.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
9

Income & Growth - Portfolio Commentary

In particular, overweighting strong performers like grocery chain Supervalu and brewer Adolph Coors while avoiding lagging stocks such as discount retailer
Wal-Mart and soft-drink maker Coca-Cola enhanced relative performance.

The top performance contributor in the portfolio, on both an absolute and relative basis, was chemicals company Monsanto. The company's fiscal-year 2004 earnings nearly quadrupled from the previous year as herbicide and corn seed sales improved. Overweights in forest products companies Potlatch and
Louisiana-Pacific also provided a lift to relative performance.

WINNERS IN UTILITIES AND FINANCIALS

Stock selection was also beneficial in the utilities and financial sectors. Two of the top five relative contributors to performance were electric utilities TXU and Edison International. TXU sold some of its non-core businesses and reduced its debt substantially during the year, while Edison increased 2004 earnings projections and boosted its dividend. In the financial sector, the best contributors included Bank of America, one of the portfolio's largest overweights during the year, and real estate investment trust CBL & Associates.

TECHNOLOGY AND HEALTH CARE DISAPPOINT

Stock selection detracted from relative performance in the information technology and health care sectors. In the information technology sector, overweights in semiconductor manufacturer Intel and computer hardware maker
Hewlett-Packard, along with underweights in search engine company Yahoo! and wireless chipmaker QUALCOMM, weighed on relative results.

The health care sector contained the biggest individual detractor from relative performance: pharmaceutical giant Merck, which pulled its top-selling pain-relief medication off the market after it was linked to increased risk of heart attacks. Other negative contributors to relative performance included drug company Bristol-Myers Squibb and health services provider Health Net, both of which were overweights.

OUR COMMITMENT

We remain committed to seeking long-term capital growth and income by investing in a portfolio of stocks that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

INCOME & GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         4.66%                 0.99%
--------------------------------------------------------------------------------
Bank of America Corp.                       4.77%                 1.68%
--------------------------------------------------------------------------------
Ford Motor Company                          2.61%                 0.24%
--------------------------------------------------------------------------------
CIGNA Corp.                                 2.44%                 0.10%
--------------------------------------------------------------------------------
National City Corp.                         2.46%                 0.23%
--------------------------------------------------------------------------------

INCOME & GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
General Electric Co.                        0.75%                 3.42%
--------------------------------------------------------------------------------
Citigroup Inc.                               --                   2.21%
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                         --                   1.98%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           1.24%                 2.93%
--------------------------------------------------------------------------------
American International
Group Inc.                                   --                   1.52%
--------------------------------------------------------------------------------

------
10

Income & Growth - Schedule of Investments

DECEMBER 31, 2004

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 100.0%

AEROSPACE & DEFENSE -- 1.2%
--------------------------------------------------------------------------------
        1,005,197  Boeing Co.                                        $   52,039
--------------------------------------------------------------------------------
          196,137  Northrop Grumman Corp.                                10,662
--------------------------------------------------------------------------------
                                                                         62,701
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.1%
--------------------------------------------------------------------------------
          143,900  FedEx Corporation                                     14,173
--------------------------------------------------------------------------------
          520,500  United Parcel Service, Inc. Cl B                      44,482
--------------------------------------------------------------------------------
                                                                         58,655
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
          116,800  Delta Air Lines Inc.(1)(2)                               874
--------------------------------------------------------------------------------
          417,400  Southwest Airlines Co.                                 6,795
--------------------------------------------------------------------------------
                                                                          7,669
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.3%
--------------------------------------------------------------------------------
          214,693  Magna International Inc. Cl A(2)                      17,723
--------------------------------------------------------------------------------
AUTOMOBILES -- 2.6%
--------------------------------------------------------------------------------
        9,388,301  Ford Motor Company(2)                                137,445
--------------------------------------------------------------------------------
BEVERAGES -- 0.5%
--------------------------------------------------------------------------------
          370,768  Adolph Coors Company Cl B                             28,056
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.6%
--------------------------------------------------------------------------------
          106,759  Amgen Inc.(1)                                          6,849
--------------------------------------------------------------------------------
        1,103,517  Applera Corporation-Applied
                   Biosystems Group                                      23,074
--------------------------------------------------------------------------------
                                                                         29,923
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.3%
--------------------------------------------------------------------------------
          457,397  Raymond James Financial, Inc.(2)                      14,170
--------------------------------------------------------------------------------
CHEMICALS -- 0.3%
--------------------------------------------------------------------------------
          319,440  Monsanto Co.                                          17,745
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 9.6%
--------------------------------------------------------------------------------
        5,339,410  Bank of America Corp.                                250,899
--------------------------------------------------------------------------------
          158,672  Comerica Inc.                                          9,682
--------------------------------------------------------------------------------
        3,451,301  National City Corp.                                  129,596
--------------------------------------------------------------------------------
        1,242,174  Wachovia Corp.                                        65,338
--------------------------------------------------------------------------------
          730,323  Wells Fargo & Co.                                     45,390
--------------------------------------------------------------------------------
                                                                        500,905
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
--------------------------------------------------------------------------------
        2,874,462  Cendant Corporation                                   67,205
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.7%
--------------------------------------------------------------------------------
           63,364  Aspect Communications
                   Corporation(1)                                           706
--------------------------------------------------------------------------------
        1,180,949  Cisco Systems Inc.(1)                                 22,792
--------------------------------------------------------------------------------
           30,901  CommScope Inc.(1)(2)                                     584
--------------------------------------------------------------------------------
           31,116  Harris Corp.                                           1,923
--------------------------------------------------------------------------------
        3,782,434  Motorola, Inc.                                        65,058
--------------------------------------------------------------------------------
                                                                         91,063
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 4.6%
--------------------------------------------------------------------------------
        3,265,808  Hewlett-Packard Co.                               $   68,484
--------------------------------------------------------------------------------
        1,725,133  International Business Machines
                   Corp.                                                170,064
--------------------------------------------------------------------------------
                                                                        238,548
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.0%
--------------------------------------------------------------------------------
          639,392  Capital One Financial Corp.(2)                        53,843
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
        1,783,642  J.P. Morgan Chase & Co.                               69,580
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.0%
--------------------------------------------------------------------------------
          732,500  ALLTEL Corp.                                          43,042
--------------------------------------------------------------------------------
          390,524  AT&T Corp.                                             7,443
--------------------------------------------------------------------------------
        1,726,298  BellSouth Corp.                                       47,974
--------------------------------------------------------------------------------
        1,568,200  SBC Communications Inc.                               40,413
--------------------------------------------------------------------------------
          648,413  Sprint Corp.                                          16,113
--------------------------------------------------------------------------------
        1,326,380  Verizon Communications                                53,731
--------------------------------------------------------------------------------
                                                                        208,716
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 3.5%
--------------------------------------------------------------------------------
          294,680  American Electric Power                               10,119
--------------------------------------------------------------------------------
        1,532,508  CenterPoint Energy, Inc.(2)                           17,317
--------------------------------------------------------------------------------
          497,801  Exelon Corporation                                    21,938
--------------------------------------------------------------------------------
        2,561,730  FirstEnergy Corp.                                    101,215
--------------------------------------------------------------------------------
          153,420  FPL Group, Inc.                                       11,468
--------------------------------------------------------------------------------
          176,162  Great Plains Energy Inc.(2)                            5,334
--------------------------------------------------------------------------------
          463,488  OGE Energy Corp.(2)                                   12,287
--------------------------------------------------------------------------------
           55,849  TXU Corp.                                              3,606
--------------------------------------------------------------------------------
                                                                        183,284
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
--------------------------------------------------------------------------------
          535,558  Arrow Electronics, Inc.(1)                            13,014
--------------------------------------------------------------------------------
          983,425  Ingram Micro Inc. Cl A(1)                             20,455
--------------------------------------------------------------------------------
           95,086  Tech Data Corp.(1)                                     4,317
--------------------------------------------------------------------------------
                                                                         37,786
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.5%
--------------------------------------------------------------------------------
        2,310,424  Supervalu Inc.                                        79,756
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.8%
--------------------------------------------------------------------------------
          361,243  Corn Products International Inc.                      19,348
--------------------------------------------------------------------------------
          367,704  Pilgrim's Pride Corp.(2)                              11,281
--------------------------------------------------------------------------------
          191,837  Sanderson Farms Inc.(2)                                8,303
--------------------------------------------------------------------------------
        2,968,758  Tyson Foods, Inc. Cl A                                54,625
--------------------------------------------------------------------------------
                                                                         93,557
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.8%
--------------------------------------------------------------------------------
        1,060,381  NICOR Inc.(2)                                         39,171
--------------------------------------------------------------------------------
           20,708  UGI Corp.(2)                                             847
--------------------------------------------------------------------------------
                                                                         40,018
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
--------------------------------------------------------------------------------
          578,884  Becton Dickinson & Co.                                32,881
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

Income & Growth - Schedule of Investments

DECEMBER 31, 2004

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.0%
--------------------------------------------------------------------------------
          854,319  AmerisourceBergen Corp.                           $   50,131
--------------------------------------------------------------------------------
          424,018  Cardinal Health, Inc.                                 24,657
--------------------------------------------------------------------------------
        1,576,326  CIGNA Corp.                                          128,581
--------------------------------------------------------------------------------
          167,026  Humana Inc.(1)                                         4,959
--------------------------------------------------------------------------------
                                                                        208,328
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
--------------------------------------------------------------------------------
        2,433,656  McDonald's Corporation                                78,023
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.1%
--------------------------------------------------------------------------------
          279,553  American Greetings Cl A(2)                             7,087
--------------------------------------------------------------------------------
          258,892  Black & Decker Corporation                            22,868
--------------------------------------------------------------------------------
          274,991  Newell Rubbermaid Inc.                                 6,652
--------------------------------------------------------------------------------
           36,752  Stanley Works (The)                                    1,800
--------------------------------------------------------------------------------
          236,858  Whirlpool Corp.(2)                                    16,393
--------------------------------------------------------------------------------
                                                                         54,800
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
          620,800  Kimberly-Clark Corp.                                  40,855
--------------------------------------------------------------------------------
          756,003  Procter & Gamble Co. (The)                            41,640
--------------------------------------------------------------------------------
                                                                         82,495
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.7%
--------------------------------------------------------------------------------
        1,083,926  General Electric Co.                                  39,563
--------------------------------------------------------------------------------
        1,334,932  Tyco International Ltd.                               47,711
--------------------------------------------------------------------------------
                                                                         87,274
--------------------------------------------------------------------------------
INSURANCE -- 4.1%
--------------------------------------------------------------------------------
        1,262,542  Ace, Ltd.                                             53,974
--------------------------------------------------------------------------------
          269,700  American Financial Group, Inc.(2)                      8,444
--------------------------------------------------------------------------------
        1,015,993  AON Corp.(2)                                          24,242
--------------------------------------------------------------------------------
          576,372  Berkley (W.R.) Corp.(2)                               27,187
--------------------------------------------------------------------------------
          219,075  Fidelity National Financial, Inc.                     10,005
--------------------------------------------------------------------------------
        1,602,192  First American Financial Corp.
                   (The)(2)                                              56,301
--------------------------------------------------------------------------------
           10,238  Hartford Financial Services
                   Group Inc. (The)                                         710
--------------------------------------------------------------------------------
          507,517  Lincoln National Corp.                                23,691
--------------------------------------------------------------------------------
          309,013  St. Paul Travelers Companies,
                   Inc. (The)                                            11,455
--------------------------------------------------------------------------------
                                                                        216,009
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.4%
--------------------------------------------------------------------------------
        4,391,618  Earthlink Inc.(1)                                     50,592
--------------------------------------------------------------------------------
        1,549,639  United Online, Inc.(1)(2)                             17,867
--------------------------------------------------------------------------------
          108,295  VeriSign, Inc.(1)                                      3,630
--------------------------------------------------------------------------------
                                                                         72,089
--------------------------------------------------------------------------------
IT SERVICES -- 1.8%
--------------------------------------------------------------------------------
          111,252  Checkfree Corp.(1)(2)                                  4,236
--------------------------------------------------------------------------------
        1,234,844  Computer Sciences Corp.(1)                            69,608
--------------------------------------------------------------------------------
          896,960  Sabre Holdings Corp.                                  19,877
--------------------------------------------------------------------------------
                                                                         93,721
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
        1,669,191  Eastman Kodak Co.(2)                                  53,831
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
MACHINERY -- 0.6%
--------------------------------------------------------------------------------
          263,028  Cummins Inc.(2)                                   $   22,040
--------------------------------------------------------------------------------
          293,771  SPX Corp.(2)                                          11,768
--------------------------------------------------------------------------------
                                                                         33,808
--------------------------------------------------------------------------------
MEDIA -- 4.6%
--------------------------------------------------------------------------------
        3,247,437  Disney (Walt) Co.(2)                                  90,279
--------------------------------------------------------------------------------
        1,215,200  Regal Entertainment Group(2)                          25,215
--------------------------------------------------------------------------------
        5,293,629  Time Warner Inc.(1)                                  102,908
--------------------------------------------------------------------------------
          560,866  Viacom, Inc. Cl B                                     20,410
--------------------------------------------------------------------------------
                                                                        238,812
--------------------------------------------------------------------------------
METALS & MINING -- 0.9%
--------------------------------------------------------------------------------
          398,468  Phelps Dodge Corp.                                    39,416
--------------------------------------------------------------------------------
          171,994  United States Steel Corp.(2)                           8,815
--------------------------------------------------------------------------------
                                                                          48,231
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.5%
--------------------------------------------------------------------------------
          406,718  Constellation Energy Group Inc.                       17,777
--------------------------------------------------------------------------------
          116,779  Duke Energy Corp.(2)                                   2,958
--------------------------------------------------------------------------------
          168,060  National Fuel Gas Co.(2)                               4,763
--------------------------------------------------------------------------------
                                                                         25,498
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.7%
--------------------------------------------------------------------------------
          737,491  Federated Department Stores, Inc.                     42,620
--------------------------------------------------------------------------------
          268,870  Kmart Holding Corp.(1)(2)                             26,605
--------------------------------------------------------------------------------
        2,409,141  May Department Stores Co.
                   (The)(2)                                              70,828
--------------------------------------------------------------------------------
                                                                        140,053
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
          165,942  Xerox Corp.(1)(2)                                      2,823
--------------------------------------------------------------------------------
OIL & GAS -- 8.2%
--------------------------------------------------------------------------------
        4,671,842  ChevronTexaco Corp.                                  245,317
--------------------------------------------------------------------------------
          498,146  ConocoPhillips                                        43,254
--------------------------------------------------------------------------------
        1,267,764  Exxon Mobil Corp.                                     64,986
--------------------------------------------------------------------------------
          382,738  Occidental Petroleum Corp.                            22,337
--------------------------------------------------------------------------------
          616,568  Sunoco, Inc.                                          50,380
--------------------------------------------------------------------------------
                                                                        426,274
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.1%
--------------------------------------------------------------------------------
          814,847  Georgia-Pacific Corp.                                 30,540
--------------------------------------------------------------------------------
        1,728,358  Louisiana-Pacific Corp.(2)                            46,217
--------------------------------------------------------------------------------
          509,300  Weyerhaeuser Co.                                      34,235
--------------------------------------------------------------------------------
                                                                        110,992
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 9.5%
--------------------------------------------------------------------------------
        2,926,885  Bristol-Myers Squibb Co.(2)                           74,987
--------------------------------------------------------------------------------
        2,831,366  Johnson & Johnson                                    179,565
--------------------------------------------------------------------------------
          370,846  Kos Pharmaceuticals, Inc.(1)(2)                       13,959
--------------------------------------------------------------------------------
        3,271,074  Merck & Co., Inc.                                    105,132
--------------------------------------------------------------------------------
        4,492,192  Pfizer, Inc.                                         120,795
--------------------------------------------------------------------------------
                                                                        494,438
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Income & Growth - Schedule of Investments

DECEMBER 31, 2004

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
REAL ESTATE -- 2.4%
--------------------------------------------------------------------------------
          124,746  Apartment Investment and
                   Management Co.                                    $    4,808
--------------------------------------------------------------------------------
          946,781  CBL & Associates Properties, Inc.(2)                  72,287
--------------------------------------------------------------------------------
          353,941  Colonial Properties Trust(2)                          13,899
--------------------------------------------------------------------------------
          736,958  Equity Office Properties Trust                        21,460
--------------------------------------------------------------------------------
          488,369  Trizec Properties Inc.                                 9,240
--------------------------------------------------------------------------------
           74,457  Vornado Realty Trust                                   5,668
--------------------------------------------------------------------------------
                                                                        127,362
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.5%
--------------------------------------------------------------------------------
          183,400  Burlington Northern Santa Fe
                   Corp.                                                  8,677
--------------------------------------------------------------------------------
          104,700  CSX Corporation                                        4,196
--------------------------------------------------------------------------------
          190,600  Norfolk Southern Corp.                                 6,898
--------------------------------------------------------------------------------
          126,600  Union Pacific Corp.                                    8,514
--------------------------------------------------------------------------------
                                                                         28,285
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 3.1%
--------------------------------------------------------------------------------
          411,402  Freescale Semiconductor Inc.(1)                        7,553
--------------------------------------------------------------------------------
        6,714,554  Intel Corp.                                          157,054
--------------------------------------------------------------------------------
                                                                        164,607
--------------------------------------------------------------------------------
SOFTWARE -- 2.0%
--------------------------------------------------------------------------------
            5,826  Computer Associates
                   International, Inc.                                      181
--------------------------------------------------------------------------------
        3,962,713  Microsoft Corporation                                105,844
--------------------------------------------------------------------------------
                                                                        106,025
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.5%
--------------------------------------------------------------------------------
          640,652  Barnes & Noble Inc.(1)(2)                             20,673
--------------------------------------------------------------------------------
          230,515  Charming Shoppes(1)(2)                                 2,160
--------------------------------------------------------------------------------
          251,304  GameStop Corp.(1)                                      5,632
--------------------------------------------------------------------------------
                                                                         28,465
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 2.2%
--------------------------------------------------------------------------------
        2,866,018  Countrywide Financial
                   Corporation                                          106,071
--------------------------------------------------------------------------------
          121,903  Flagstar Bancorp Inc.(2)                               2,755
--------------------------------------------------------------------------------
          247,686  Fremont General Corp.(2)                               6,237
--------------------------------------------------------------------------------
                                                                        115,063
--------------------------------------------------------------------------------
TOBACCO -- 2.2%
--------------------------------------------------------------------------------
          914,623  Altria Group Inc.                                     55,883
--------------------------------------------------------------------------------
          738,416  Reynolds American Inc.(2)                             58,040
--------------------------------------------------------------------------------
                                                                        113,923
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
          474,508  Nextel Communications, Inc.(1)                        14,235
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $4,412,347)                                                     5,236,693
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.5%

AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
          172,300  Ford Motor Company Capital
                   Trust II, 6.50%, 1/15/32                          $    9,096
--------------------------------------------------------------------------------
          209,800  General Motors Corp., Series B,
                   5.25%, 3/6/32                                          4,840
--------------------------------------------------------------------------------
                                                                         13,936
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.2%
--------------------------------------------------------------------------------
           74,400  Xerox Corp., 6.25%, 7/1/06                            10,997
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,361)                                                           24,933
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.98%-5.11%, 5/15/20-
2/15/23, valued at $3,309), in a joint trading
account at 1.55%, dated 12/31/04, due 1/3/05
(Delivery value $3,200)
(Cost $3,200)                                                             3,200
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) -- 6.6%

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.30%, dated 12/31/04,
due 1/3/05 (Delivery value $20,102)                                      20,098
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.25%, dated 12/31/04, due 1/3/05 (Delivery
value $325,061)                                                         325,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $345,098)                                                         345,098
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.2%
(Cost $4,782,006)                                                     5,609,924
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (7.2)%                                 (376,679)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $5,233,245
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of December 31, 2004.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 6 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
13

Small Company - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                             1 YEAR        5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS               28.28%        16.45%        14.31%         7/31/98
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX       22.65%        11.60%        11.05%           --
--------------------------------------------------------------------------------
Institutional Class          28.60%        16.67%        18.99%         10/1/99
--------------------------------------------------------------------------------
Advisor Class                28.00%          --          15.23%         9/7/00
--------------------------------------------------------------------------------
R Class                      27.72%          --          36.34%         8/29/03
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
--------------------------------------------------------------------------------
                           1998*   1999    2000   2001     2002    2003    2004
--------------------------------------------------------------------------------
Investor Class             0.40%   9.76%   8.90%  3.99%   -4.00%  53.57%  28.28%
--------------------------------------------------------------------------------
S&P SmallCap 600 Index     0.71%  12.40%  11.80%  6.54%  -14.63%  38.79%  22.65%
--------------------------------------------------------------------------------
*From 7/31/98 (fund inception) to 12/31/98. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
14

Small Company - Portfolio Commentary

PORTFOLIO MANAGERS: MATTI VON TURK AND BILL MARTIN

PERFORMANCE SUMMARY

Small Company posted a total return of 28.28%* in 2004, compared with the 22.65%
return of its benchmark, the S&P SmallCap 600. The fund has now outperformed its benchmark index three years in a row.

STOCK MARKET REVIEW

Uncertainty held the U.S. stock market in check for most of 2004. Corporate earnings growth remained strong--profits of S&P 500 companies grew by nearly 20%
in 2004, according to estimates by Thomson First Call--but the market's upward momentum was restrained by moderating economic growth, soaring oil prices, a series of interest rate hikes by the Federal Reserve, a decline in the U.S.
dollar, and an uncertain outcome in the presidential election.

In the last quarter of the year, however, oil prices fell from their record high levels, and the presidential election ended decisively and without any legal wrangling. The stock market responded with a year-end rally.

For all of 2004, the broad stock indexes posted double-digit gains for the second consecutive year. According to the Standard & Poor's indexes, small-cap stocks extended their winning streak over large-company shares to five straight years. Value stocks outperformed growth issues across all market capitalizations.

Every sector of the S&P SmallCap 600 produced positive results in 2004, but the most economically sensitive sectors--including energy, materials, and industrials--performed the best. Lagging sectors included information technology and consumer staples.

INDUSTRIALS, CONSUMER DISCRETIONARY PRODUCE BEST RESULTS

Our focus on individual stock selection over sector positioning paid off in 2004 as our stock picks were the primary driver behind Small Company's outperformance of the S&P SmallCap 600. Stock selection was most successful in the industrial and consumer discretionary sectors.

The portfolio's top performance contributor, on both a relative and absolute basis, was building materials manufacturer USG, which benefited from the ongoing construction boom. Walter Industries, an industrial conglomerate with homebuilding and manufacturing divisions, was also one of the portfolio's

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
--------------------------------------------------------------------------------
NVR, Inc.                                   2.0%                  1.7%
--------------------------------------------------------------------------------
USG Corp.                                   1.7%                  1.0%
--------------------------------------------------------------------------------
UGI Corp.                                   1.4%                  0.9%
--------------------------------------------------------------------------------
Georgia Gulf Corporation                    1.3%                  1.0%
--------------------------------------------------------------------------------
Steel Dynamics Inc.                         1.2%                   --
--------------------------------------------------------------------------------
Jack in the Box Inc.                        1.2%                  1.2%
--------------------------------------------------------------------------------
Cal Dive International Inc.                 1.2%                  0.1%
--------------------------------------------------------------------------------
Unisource Energy Corp.                      1.1%                  0.5%
--------------------------------------------------------------------------------
Hollywood
Entertainment Corp.                         1.1%                  0.2%
--------------------------------------------------------------------------------
Hydril Co.                                  1.1%                   --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
15

Small Company - Portfolio Commentary

best relative performers. Both stocks gained more than 140% for the year.

The thriving construction industry also provided a lift to the consumer discretionary sector, where homebuilders NVR and Brookfield Homes were among the best performance contributors. Another top performer was auto parts maker
Tenneco Automotive, which gained more than 150% in 2004. The company produced strong earnings growth thanks to successful cost management.

WINNERS IN CONSUMER STAPLES AND HEALTH CARE

Other sectors that contributed positively to relative performance included consumer staples and health care. The best contributor in the consumer staples sector was Sanderson Farms, a chicken products company that benefited from increased demand and higher prices for poultry. Health services providers
PacifiCare Health Systems and Sierra Health Services were the top contributors among the portfolio's health care stocks. The federal government's plan to privatize Medicare boosted PacifiCare, while Sierra benefited from strong growth in its primary market of Las Vegas.

TECHNOLOGY AND TELECOM LAG

Stock selection detracted the most from relative performance in the information technology and telecommunication services sectors. Five of the ten biggest performance detractors of 2004 came from these two segments of the portfolio.
The two largest detractors were semiconductor equipment manufacturer Kulicke &
Soffa, which slashed revenue forecasts amid slowing chip demand, and telecom software maker Aspect Communications, which reported disappointing earnings in two consecutive quarters.

The portfolio's telecom services holdings declined as a group in 2004, in contrast to the positive performance of the telecom segment in the S&P SmallCap
600. The disparity was primarily the result of the portfolio's overweight position in Talk America, a small telecom services company that returned -43%.
An unfavorable court ruling created pricing uncertainty and potentially higher network-access costs for the company.

OUR COMMITMENT

We remain committed to seeking long-term capital growth by investing in a portfolio of small-capitalization stocks that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

SMALL COMPANY'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                % OF S&P
                                         PORTFOLIO'S          SMALLCAP 600
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
USG Corp.                                   1.73%                  --
--------------------------------------------------------------------------------
Steel Dynamics Inc.                         1.24%                  --
--------------------------------------------------------------------------------
Hollywood
Entertainment Corp.                         1.14%                  --
--------------------------------------------------------------------------------
Terra Industries Inc.                       1.08%                  --
--------------------------------------------------------------------------------
Tenneco Automotive Inc.                     1.06%                  --
--------------------------------------------------------------------------------

SMALL COMPANY'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                % OF S&P
                                         PORTFOLIO'S          SMALLCAP 600
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
M.D.C. Holdings Inc.                         --                   0.53%
--------------------------------------------------------------------------------
Massey Energy Co.                            --                   0.50%
--------------------------------------------------------------------------------
Patina Oil & Gas Corp.                       --                   0.50%
--------------------------------------------------------------------------------
Florida Rock
Industries Inc.                              --                   0.49%
--------------------------------------------------------------------------------
Roper Industries Inc.                        --                   0.49%
--------------------------------------------------------------------------------

------
16

Small Company - Schedule of Investments

DECEMBER 31, 2004

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.5%

AEROSPACE & DEFENSE -- 2.0%
--------------------------------------------------------------------------------
          426,451  Aviall Inc.(1)                                    $    9,796
--------------------------------------------------------------------------------
          360,796  Hexcel Corp.(1)                                        5,232
--------------------------------------------------------------------------------
           39,499  Orbital Sciences Corp.(1)                                467
--------------------------------------------------------------------------------
          330,391  United Defense Industries, Inc.(1)                    15,610
--------------------------------------------------------------------------------
                                                                         31,105
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.5%
--------------------------------------------------------------------------------
          152,609  EGL Inc.(1)                                            4,561
--------------------------------------------------------------------------------
           63,995  Forward Air Corp.(1)                                   2,861
--------------------------------------------------------------------------------
                                                                          7,422
--------------------------------------------------------------------------------
AIRLINES -- 0.3%
--------------------------------------------------------------------------------
          106,195  Frontier Airlines, Inc.(1)                             1,212
--------------------------------------------------------------------------------
           91,905  Mesa Air Group, Inc.(1)                                  730
--------------------------------------------------------------------------------
          170,886  SkyWest, Inc.                                          3,427
--------------------------------------------------------------------------------
                                                                          5,369
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.7%
--------------------------------------------------------------------------------
           52,222  Aftermarket Technology Corp.(1)                          841
--------------------------------------------------------------------------------
           93,751  Dura Automotive Systems, Inc.(1)                       1,015
--------------------------------------------------------------------------------
           13,619  Sauer-Danfoss Inc.                                       297
--------------------------------------------------------------------------------
           96,610  Shiloh Industries Inc.(1)                              1,353
--------------------------------------------------------------------------------
          221,381  Stoneridge Inc.(1)                                     3,349
--------------------------------------------------------------------------------
          961,002  Tenneco Automotive Inc.(1)                            16,568
--------------------------------------------------------------------------------
          173,424  TRW Automotive Holdings Corp.(1)                       3,590
--------------------------------------------------------------------------------
                                                                         27,013
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.2%
--------------------------------------------------------------------------------
           10,889  Cephalon, Inc.(1)                                        554
--------------------------------------------------------------------------------
           64,544  Charles River Laboratories(1)                          2,970
--------------------------------------------------------------------------------
                                                                          3,524
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 2.0%
--------------------------------------------------------------------------------
          112,153  NCI Building Systems Inc.(1)                           4,206
--------------------------------------------------------------------------------
          670,889  USG Corp.(1)                                          27,016
--------------------------------------------------------------------------------
                                                                         31,222
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.2%
--------------------------------------------------------------------------------
          140,518  SWS Group Inc.                                         3,080
--------------------------------------------------------------------------------
CHEMICALS -- 2.6%
--------------------------------------------------------------------------------
          417,375  Georgia Gulf Corporation                              20,785
--------------------------------------------------------------------------------
          182,466  NewMarket Corp.(1)                                     3,631
--------------------------------------------------------------------------------
        1,895,340  Terra Industries Inc.(1)                              16,831
--------------------------------------------------------------------------------
           11,737  WR Grace & Co.(1)                                        160
--------------------------------------------------------------------------------
                                                                         41,407
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.8%
--------------------------------------------------------------------------------
          301,612  Bank of Hawaii Corporation                            15,303
--------------------------------------------------------------------------------
           60,444  BOK Financial Corp.(1)                                 2,947
--------------------------------------------------------------------------------
           25,979  Center Financial Corp.                                   520
--------------------------------------------------------------------------------
           64,675  City Holding Company                                   2,344
--------------------------------------------------------------------------------
          183,443  City National Corp.                                   12,960
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

           40,593  Columbia Banking Systems Inc.                     $    1,014
--------------------------------------------------------------------------------
           12,624  Community Trust Bancorp Inc.                             409
--------------------------------------------------------------------------------
          121,106  Cullen/Frost Bankers, Inc.                             5,886
--------------------------------------------------------------------------------
           84,530  First Bancorp (Puerto Rico)                            5,369
--------------------------------------------------------------------------------
           15,276  First Citizens BancShares, Inc.                        2,265
--------------------------------------------------------------------------------
            3,304  Frontier Financial Corp.                                 128
--------------------------------------------------------------------------------
            5,216  Hanmi Financial Corp.                                    187
--------------------------------------------------------------------------------
          130,397  Hudson United Bancorp                                  5,135
--------------------------------------------------------------------------------
           56,707  International Bancshares Corp.                         2,233
--------------------------------------------------------------------------------
          136,060  Oriental Financial Group                               3,852
--------------------------------------------------------------------------------
          177,092  Pacific Capital Bancorp                                6,019
--------------------------------------------------------------------------------
           25,988  Santander BanCorp                                        784
--------------------------------------------------------------------------------
            4,408  West Coast Bancorp                                       112
--------------------------------------------------------------------------------
          170,323  Westcorp                                               7,823
--------------------------------------------------------------------------------
                                                                         75,290
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
--------------------------------------------------------------------------------
           30,364  Administaff Inc.(1)                                      383
--------------------------------------------------------------------------------
           20,000  Brink's Company (The)                                    790
--------------------------------------------------------------------------------
           32,852  CompX International Inc.                                 543
--------------------------------------------------------------------------------
           78,581  Consolidated Graphics Inc.(1)                          3,607
--------------------------------------------------------------------------------
           78,377  Duratek Inc.(1)                                        1,952
--------------------------------------------------------------------------------
           11,689  Exponent Inc.(1)                                         321
--------------------------------------------------------------------------------
            5,438  Geo Group Inc.(1)                                        145
--------------------------------------------------------------------------------
          248,195  Heidrick & Struggles
                   International Inc.(1)                                  8,506
--------------------------------------------------------------------------------
           69,795  John H. Harland Company                                2,520
--------------------------------------------------------------------------------
           98,456  NCO Group, Inc.(1)                                     2,545
--------------------------------------------------------------------------------
          348,192  TeleTech Holdings Inc.(1)                              3,374
--------------------------------------------------------------------------------
          148,557  Vertrue Inc.(1)                                        5,611
--------------------------------------------------------------------------------
                                                                         30,297
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.3%
--------------------------------------------------------------------------------
           66,661  Aspect Communications
                   Corporation(1)                                           743
--------------------------------------------------------------------------------
           42,642  Bel Fuse Inc.                                          1,441
--------------------------------------------------------------------------------
          805,038  CommScope Inc.(1)                                     15,215
--------------------------------------------------------------------------------
           42,066  Digi International Inc.(1)                               723
--------------------------------------------------------------------------------
           94,523  Inter-Tel, Inc.                                        2,588
--------------------------------------------------------------------------------
                                                                         20,710
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS(2)
--------------------------------------------------------------------------------
           14,267  PalmOne Inc.(1)                                          450
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.3%
--------------------------------------------------------------------------------
          296,731  Perini Corp.(1)                                        4,952
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.1%
--------------------------------------------------------------------------------
           27,592  Texas Industries Inc.                                  1,721
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.0%
--------------------------------------------------------------------------------
          222,482  ACE Cash Express Inc.(1)                               6,600
--------------------------------------------------------------------------------
          132,676  CompuCredit Corp.(1)                                   3,627
--------------------------------------------------------------------------------
           94,424  Ezcorp Inc.(1)                                         1,455
--------------------------------------------------------------------------------
           48,317  Nelnet Inc. Cl A(1)                                    1,301
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
17

Small Company - Schedule of Investments

DECEMBER 31, 2004

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

           38,917  WFS Financial Inc.(1)                             $    1,976
--------------------------------------------------------------------------------
           45,294  World Acceptance Corp.(1)                              1,246
--------------------------------------------------------------------------------
                                                                         16,205
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.5%
--------------------------------------------------------------------------------
          120,779  Silgan Holdings Inc.                                   7,363
--------------------------------------------------------------------------------
DISTRIBUTORS -- 1.2%
--------------------------------------------------------------------------------
          154,020  Handleman Co.                                          3,308
--------------------------------------------------------------------------------
          531,010  WESCO International Inc.(1)                           15,739
--------------------------------------------------------------------------------
                                                                         19,047
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
--------------------------------------------------------------------------------
          191,555  Commonwealth Telephone
                   Enterprise Inc.(1)                                     9,513
--------------------------------------------------------------------------------
        1,115,224  PTEK Holdings, Inc.(1)                                11,944
--------------------------------------------------------------------------------
          482,215  Talk America Holdings Inc.(1)                          3,192
--------------------------------------------------------------------------------
                                                                         24,649
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.3%
--------------------------------------------------------------------------------
          167,349  El Paso Electric Co.(1)                                3,170
--------------------------------------------------------------------------------
          747,454  Unisource Energy Corp.                                18,021
--------------------------------------------------------------------------------
                                                                         21,191
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
           41,310  Ametek Inc.                                            1,474
--------------------------------------------------------------------------------
          130,426  AMX Corp.(1)                                           2,148
--------------------------------------------------------------------------------
           36,495  Genlyte Group Inc.(1)                                  3,126
--------------------------------------------------------------------------------
           47,174  Penn Engineering &
                   Manufacturing Corp.                                      854
--------------------------------------------------------------------------------
                                                                          7,602
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.0%
--------------------------------------------------------------------------------
          576,280  Agilysys Inc.                                          9,877
--------------------------------------------------------------------------------
           11,327  Amphenol Corp. Cl A(1)                                   416
--------------------------------------------------------------------------------
          516,090  Arrow Electronics, Inc.(1)                            12,541
--------------------------------------------------------------------------------
           95,663  Cyberoptics Corp.(1)                                   1,423
--------------------------------------------------------------------------------
           94,890  Electro Scientific Industries Inc.(1)                  1,875
--------------------------------------------------------------------------------
          238,918  Gerber Scientific, Inc.(1)                             1,818
--------------------------------------------------------------------------------
          183,865  Global Imaging Systems, Inc.(1)                        7,263
--------------------------------------------------------------------------------
          776,400  Ingram Micro Inc. Cl A(1)                             16,149
--------------------------------------------------------------------------------
          364,330  Littelfuse, Inc.(1)                                   12,446
--------------------------------------------------------------------------------
           21,335  LoJack Corp.(1)                                          259
--------------------------------------------------------------------------------
          262,768  MTS Systems Corp.                                      8,884
--------------------------------------------------------------------------------
           83,085  Tech Data Corp.(1)                                     3,772
--------------------------------------------------------------------------------
          123,469  Tessco Technologies Inc.(1)                            1,727
--------------------------------------------------------------------------------
                                                                         78,450
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.9%
--------------------------------------------------------------------------------
          469,154  Cal Dive International Inc.(1)                        19,119
--------------------------------------------------------------------------------
          383,792  Hydril Co.(1)                                         17,466
--------------------------------------------------------------------------------
          112,166  NS Group Inc.(1)                                       3,118
--------------------------------------------------------------------------------
           69,463  Offshore Logistics, Inc.(1)                            2,255
--------------------------------------------------------------------------------
           54,639  SEACOR Holdings Inc.(1)                                2,918
--------------------------------------------------------------------------------
                                                                         44,876
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.2%
--------------------------------------------------------------------------------
          140,201  7-Eleven Inc.(1)                                  $    3,358
--------------------------------------------------------------------------------
          116,936  BJ's Wholesale Club Inc.(1)                            3,406
--------------------------------------------------------------------------------
          265,769  Nash Finch Co.                                        10,036
--------------------------------------------------------------------------------
          136,924  Smart & Final Inc.(1)                                  1,970
--------------------------------------------------------------------------------
                                                                         18,770
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.0%
--------------------------------------------------------------------------------
           53,331  Cal-Maine Foods Inc.                                     645
--------------------------------------------------------------------------------
          144,843  Darling International Inc.(1)                            632
--------------------------------------------------------------------------------
          180,374  M&F Worldwide Corp.(1)                                 2,457
--------------------------------------------------------------------------------
          517,029  Pilgrim's Pride Corp.                                 15,861
--------------------------------------------------------------------------------
          196,525  Sanderson Farms Inc.                                   8,506
--------------------------------------------------------------------------------
            4,074  Seaboard Corp.                                         4,066
--------------------------------------------------------------------------------
                                                                         32,167
--------------------------------------------------------------------------------
GAS UTILITIES -- 1.4%
--------------------------------------------------------------------------------
          519,278  UGI Corp.                                             21,244
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
--------------------------------------------------------------------------------
          205,260  Anika Therapeutics Inc.(1)                             1,878
--------------------------------------------------------------------------------
           92,452  Bausch & Lomb Inc. Cl A                                5,959
--------------------------------------------------------------------------------
            1,466  Cantel Medical Corp.(1)                                   55
--------------------------------------------------------------------------------
           32,602  CNS Inc.                                                 409
--------------------------------------------------------------------------------
          232,321  Conmed Corp.(1)                                        6,603
--------------------------------------------------------------------------------
          212,386  Dade Behring Holdings Inc.(1)                         11,893
--------------------------------------------------------------------------------
          422,860  Haemonetics Corporation(1)                            15,311
--------------------------------------------------------------------------------
            5,773  Immucor, Inc.(1)                                         136
--------------------------------------------------------------------------------
           48,873  Mettler-Toledo International, Inc.(1)                  2,508
--------------------------------------------------------------------------------
           40,573  Molecular Devices Corporation(1)                         816
--------------------------------------------------------------------------------
          200,943  Nutraceutical International Corp.(1)                   3,097
--------------------------------------------------------------------------------
           76,890  Respironics, Inc.(1)                                   4,180
--------------------------------------------------------------------------------
          276,090  Sola International Inc.(1)                             7,603
--------------------------------------------------------------------------------
           82,030  Sybron Dental Specialties Inc.(1)                      2,902
--------------------------------------------------------------------------------
                                                                         63,350
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.7%
--------------------------------------------------------------------------------
          289,814  Alliance Imaging Inc.(1)                               3,260
--------------------------------------------------------------------------------
           20,086  America Service Group Inc.(1)                            538
--------------------------------------------------------------------------------
          134,795  HealthTronics Inc.(1)                                  1,433
--------------------------------------------------------------------------------
          419,824  Humana Inc.(1)                                        12,465
--------------------------------------------------------------------------------
           43,443  Kindred Healthcare Inc.(1)                             1,301
--------------------------------------------------------------------------------
          468,209  Magellan Health Services Inc.(1)                      15,994
--------------------------------------------------------------------------------
           19,164  National Medical Health Card
                   Systems Inc.(1)                                          443
--------------------------------------------------------------------------------
          276,321  Owens & Minor Inc.                                     7,784
--------------------------------------------------------------------------------
          258,160  PacifiCare Health Systems, Inc.(1)                    14,591
--------------------------------------------------------------------------------
          182,631  PDI Inc.(1)                                            4,069
--------------------------------------------------------------------------------
          134,010  Per-Se Technologies Inc.(1)                            2,121
--------------------------------------------------------------------------------
          170,893  Sierra Health Services, Inc.(1)                        9,418
--------------------------------------------------------------------------------
                                                                         73,417
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
18

Small Company - Schedule of Investments

DECEMBER 31, 2004

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.3%
--------------------------------------------------------------------------------
            8,070  Ambassadors Group Inc.                            $      287
--------------------------------------------------------------------------------
           34,336  Ameristar Casinos Inc.                                 1,480
--------------------------------------------------------------------------------
          123,303  CEC Entertainment Inc.(1)                              4,928
--------------------------------------------------------------------------------
          200,181  CKE Restaurants, Inc.(1)                               2,905
--------------------------------------------------------------------------------
          149,648  Dave & Buster's Inc.(1)                                3,023
--------------------------------------------------------------------------------
          519,513  Jack in the Box Inc.(1)                               19,155
--------------------------------------------------------------------------------
           16,512  Papa John's International, Inc.(1)                       569
--------------------------------------------------------------------------------
           40,401  Penn National Gaming Inc.(1)                           2,446
--------------------------------------------------------------------------------
           28,582  Vail Resorts Inc.(1)                                     641
--------------------------------------------------------------------------------
                                                                         35,434
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.8%
--------------------------------------------------------------------------------
          213,385  American Greetings Cl A                                5,409
--------------------------------------------------------------------------------
           38,068  Blount International Inc.(1)                             663
--------------------------------------------------------------------------------
           78,734  Department 56(1)                                       1,311
--------------------------------------------------------------------------------
            2,788  Hooker Furniture Corp.                                    63
--------------------------------------------------------------------------------
           40,114  NVR, Inc.(1)                                          30,865
--------------------------------------------------------------------------------
           55,151  Stanley Furniture Co. Inc.                             2,479
--------------------------------------------------------------------------------
          295,299  Stanley Works (The)                                   14,467
--------------------------------------------------------------------------------
          141,965  Yankee Candle Company Inc.(1)                          4,710
--------------------------------------------------------------------------------
                                                                         59,967
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
          121,499  Rayovac Corporation(1)                                 3,713
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.0%
--------------------------------------------------------------------------------
          463,367  Walter Industries Inc.                                15,629
--------------------------------------------------------------------------------
INSURANCE -- 3.7%
--------------------------------------------------------------------------------
          494,159  American Financial Group, Inc.                        15,471
--------------------------------------------------------------------------------
            6,010  AmerUs Group Co.                                         272
--------------------------------------------------------------------------------
          294,565  Protective Life Corporation                           12,575
--------------------------------------------------------------------------------
           35,242  Safety Insurance Group, Inc.                           1,098
--------------------------------------------------------------------------------
           59,171  Selective Insurance Group                              2,618
--------------------------------------------------------------------------------
           33,222  Stancorp Financial Group Inc.                          2,741
--------------------------------------------------------------------------------
          286,433  UICI                                                   9,710
--------------------------------------------------------------------------------
           46,099  United Fire & Casualty Co.                             1,554
--------------------------------------------------------------------------------
          238,615  Zenith National Insurance Corp.                       11,893
--------------------------------------------------------------------------------
                                                                         57,932
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.2%
--------------------------------------------------------------------------------
           16,666  Corillian Corp.(1)                                        82
--------------------------------------------------------------------------------
        1,229,917  Earthlink Inc.(1)                                     14,169
--------------------------------------------------------------------------------
          355,413  United Online, Inc.(1)                                 4,098
--------------------------------------------------------------------------------
                                                                         18,349
--------------------------------------------------------------------------------
IT SERVICES -- 1.0%
--------------------------------------------------------------------------------
          577,045  Acxiom Corp.                                          15,176
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 2.5%
--------------------------------------------------------------------------------
          289,410  Brunswick Corp.                                       14,325
--------------------------------------------------------------------------------
          645,938  Jakks Pacific Inc.(1)                                 14,282
--------------------------------------------------------------------------------
           77,961  Polaris Industries Inc.                                5,303
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

           68,574  RC2 Corp.(1)                                      $    2,236
--------------------------------------------------------------------------------
          107,125  Steinway Musical Instruments(1)                        3,100
--------------------------------------------------------------------------------
                                                                         39,246
--------------------------------------------------------------------------------
MACHINERY -- 2.7%
--------------------------------------------------------------------------------
           52,132  American Science and
                   Engineering Inc.(1)                                    2,148
--------------------------------------------------------------------------------
          182,870  Cummins Inc.                                          15,324
--------------------------------------------------------------------------------
           96,834  ESCO Technologies Inc.(1)                              7,422
--------------------------------------------------------------------------------
           53,353  Kennametal Inc.                                        2,655
--------------------------------------------------------------------------------
           26,346  Middleby Corp.                                         1,336
--------------------------------------------------------------------------------
           63,772  Nordson Corp.                                          2,555
--------------------------------------------------------------------------------
           90,205  Terex Corp.(1)                                         4,298
--------------------------------------------------------------------------------
           59,447  The Toro Co.                                           4,836
--------------------------------------------------------------------------------
          106,073  Titan International Inc.                               1,602
--------------------------------------------------------------------------------
                                                                         42,176
--------------------------------------------------------------------------------
MARINE -- 0.2%
--------------------------------------------------------------------------------
           69,755  Kirby Corporation(1)                                   3,096
--------------------------------------------------------------------------------
MEDIA -- 2.2%
--------------------------------------------------------------------------------
           46,727  4Kids Entertainment Inc.(1)                              982
--------------------------------------------------------------------------------
          270,861  Catalina Marketing Corp.                               8,026
--------------------------------------------------------------------------------
            7,926  Grey Global Group Inc.                                 8,719
--------------------------------------------------------------------------------
           79,656  New Frontier Media Inc.(1)                               631
--------------------------------------------------------------------------------
          271,061  RH Donnelley Corp.(1)                                 16,005
--------------------------------------------------------------------------------
                                                                         34,363
--------------------------------------------------------------------------------
METALS & MINING -- 4.4%
--------------------------------------------------------------------------------
          143,254  AK Steel Holding Corp.(1)                              2,073
--------------------------------------------------------------------------------
           43,809  Alliance Resource Partners L.P.                        3,242
--------------------------------------------------------------------------------
          606,277  Metal Management Inc.                                 16,291
--------------------------------------------------------------------------------
          503,884  Olympic Steel Inc.(1)(3)                              13,358
--------------------------------------------------------------------------------
          760,291  Oregon Steel Mills, Inc.(1)                           15,426
--------------------------------------------------------------------------------
          510,582  Steel Dynamics Inc.                                   19,341
--------------------------------------------------------------------------------
                                                                         69,731
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 1.6%
--------------------------------------------------------------------------------
           94,937  Energen Corp.                                          5,597
--------------------------------------------------------------------------------
          167,774  National Fuel Gas Co.                                  4,755
--------------------------------------------------------------------------------
          542,999  ONEOK, Inc.                                           15,431
--------------------------------------------------------------------------------
                                                                         25,783
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
           99,442  Bon-Ton Stores Inc. (The)                              1,566
--------------------------------------------------------------------------------
OIL & GAS -- 2.6%
--------------------------------------------------------------------------------
           39,228  Callon Petroleum Co.(1)                                  567
--------------------------------------------------------------------------------
          138,978  Cimarex Energy Co.(1)                                  5,267
--------------------------------------------------------------------------------
          118,615  Frontier Oil Corp.                                     3,162
--------------------------------------------------------------------------------
          122,072  Giant Industries Inc.(1)                               3,236
--------------------------------------------------------------------------------
           95,774  Newfield Exploration Company(1)                        5,655
--------------------------------------------------------------------------------
          310,077  Remington Oil & Gas Corp.(1)                           8,450
--------------------------------------------------------------------------------
           60,132  St Mary Land & Exploration Co.                         2,510
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
19

Small Company - Schedule of Investments

DECEMBER 31, 2004

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

          304,859  Tesoro Petroleum Corp.(1)                         $    9,714
--------------------------------------------------------------------------------
          128,429  Vintage Petroleum, Inc.                                2,914
--------------------------------------------------------------------------------
                                                                         41,475
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
          555,997  Louisiana-Pacific Corp.                               14,867
--------------------------------------------------------------------------------
          208,711  Potlatch Corp.                                        10,557
--------------------------------------------------------------------------------
                                                                         25,424
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
          287,896  Chattem, Inc.(1)                                       9,530
--------------------------------------------------------------------------------
          192,169  USANA Health Sciences, Inc.(1)                         6,572
--------------------------------------------------------------------------------
                                                                         16,102
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.7%
--------------------------------------------------------------------------------
           29,782  Caraco Pharmaceutical
                   Laboratories Ltd.(1)                                     284
--------------------------------------------------------------------------------
          196,004  First Horizon Pharmaceutical
                   Corporation(1)                                         4,487
--------------------------------------------------------------------------------
          422,446  Kos Pharmaceuticals, Inc.(1)                          15,901
--------------------------------------------------------------------------------
          339,273  Perrigo Co.                                            5,859
--------------------------------------------------------------------------------
                                                                         26,531
--------------------------------------------------------------------------------
REAL ESTATE -- 2.6%
--------------------------------------------------------------------------------
          419,378  Associated Estates Realty Corp.                        4,286
--------------------------------------------------------------------------------
          203,113  CBL & Associates Properties, Inc.                     15,509
--------------------------------------------------------------------------------
          305,410  FelCor Lodging Trust Inc.(1)                           4,474
--------------------------------------------------------------------------------
          773,195  Innkeepers USA Trust                                  10,979
--------------------------------------------------------------------------------
            8,865  Mission West Properties                                   94
--------------------------------------------------------------------------------
           85,991  New Century Financial Corp.(1)                         5,496
--------------------------------------------------------------------------------
           38,866  Trizec Properties Inc.                                   735
--------------------------------------------------------------------------------
                                                                         41,573
--------------------------------------------------------------------------------
ROAD & RAIL -- 2.1%
--------------------------------------------------------------------------------
           70,608  Arkansas Best Corporation                              3,170
--------------------------------------------------------------------------------
          182,592  Heartland Express, Inc.                                4,103
--------------------------------------------------------------------------------
          184,367  Kansas City Southern Industries,
                   Inc.(1)                                                3,269
--------------------------------------------------------------------------------
          157,974  Knight Transportation Inc.                             3,918
--------------------------------------------------------------------------------
           90,415  Landstar System, Inc.(1)                               6,658
--------------------------------------------------------------------------------
           83,423  USF Corp.                                              3,166
--------------------------------------------------------------------------------
          144,723  Yellow Roadway Corp.(1)                                8,062
--------------------------------------------------------------------------------
                                                                         32,346
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
          159,954  ADE Corporation(1)                                     2,994
--------------------------------------------------------------------------------
          147,232  Diodes Inc.(1)                                         3,332
--------------------------------------------------------------------------------
          969,888  Kulicke & Soffa Industries Inc.(1)                     8,360
--------------------------------------------------------------------------------
          678,058  MEMC Electronic Materials Inc.(1)                      8,984
--------------------------------------------------------------------------------
          605,801  Photronics Inc.(1)                                     9,997
--------------------------------------------------------------------------------
            3,325  Siliconix Inc.(1)                                        121
--------------------------------------------------------------------------------
                                                                         33,788
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
SOFTWARE -- 2.1%
--------------------------------------------------------------------------------
          127,765  Aspen Technology Inc.(1)                          $      793
--------------------------------------------------------------------------------
          223,408  Autodesk, Inc.                                         8,478
--------------------------------------------------------------------------------
           71,130  DocuCorporation International Inc.(1)                    676
--------------------------------------------------------------------------------
            2,087  Micros Systems Inc.(1)                                   163
--------------------------------------------------------------------------------
        2,632,337  Parametric Technology Corp.(1)                        15,505
--------------------------------------------------------------------------------
           43,113  Phoenix Technologies Ltd.(1)                             356
--------------------------------------------------------------------------------
          231,328  Progress Software Corp.(1)                             5,402
--------------------------------------------------------------------------------
           73,703  Sybase, Inc.(1)                                        1,470
--------------------------------------------------------------------------------
                                                                         32,843
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 6.3%
--------------------------------------------------------------------------------
          279,643  Aaron Rents Inc.                                       6,991
--------------------------------------------------------------------------------
          350,957  Barnes & Noble Inc.(1)                                11,325
--------------------------------------------------------------------------------
            3,820  Cato Corp. (The)                                         110
--------------------------------------------------------------------------------
          807,499  Charming Shoppes(1)                                    7,566
--------------------------------------------------------------------------------
          179,024  Claire's Stores Inc.                                   3,804
--------------------------------------------------------------------------------
          122,321  Electronics Boutique Holdings
                   Corporation(1)                                         5,252
--------------------------------------------------------------------------------
           17,800  Finlay Enterprises, Inc.(1)                              352
--------------------------------------------------------------------------------
          149,113  GameStop Corp.(1)                                      3,342
--------------------------------------------------------------------------------
        1,362,086  Hollywood Entertainment Corp.(1)                      17,831
--------------------------------------------------------------------------------
          189,951  Pantry Inc. (The)(1)                                   5,716
--------------------------------------------------------------------------------
           82,843  Party City Corp.(1)                                    1,071
--------------------------------------------------------------------------------
          492,050  Rent-A-Center Inc.(1)                                 13,039
--------------------------------------------------------------------------------
          337,930  Stage Stores Inc.(1)                                  14,031
--------------------------------------------------------------------------------
           94,946  Stein Mart Inc.(1)                                     1,620
--------------------------------------------------------------------------------
          499,476  Trans World Entertainment Corp.(1)                     6,228
--------------------------------------------------------------------------------
                                                                         98,278
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
--------------------------------------------------------------------------------
           71,590  Culp, Inc.(1)                                            485
--------------------------------------------------------------------------------
           87,802  Deckers Outdoor Corp.(1)                               4,126
--------------------------------------------------------------------------------
          252,799  Hartmarx Corp.(1)                                      1,964
--------------------------------------------------------------------------------
           99,437  K-Swiss Inc. Cl A                                      2,896
--------------------------------------------------------------------------------
           80,394  Kellwood Co.                                           2,774
--------------------------------------------------------------------------------
          174,741  Movado Group Inc.                                      3,259
--------------------------------------------------------------------------------
           15,530  Unifirst Corporation                                     439
--------------------------------------------------------------------------------
           98,378  Wolverine World Wide, Inc.                             3,091
--------------------------------------------------------------------------------
                                                                         19,034
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 2.8%
--------------------------------------------------------------------------------
          174,212  Capital Crossing Bank(1)                               5,347
--------------------------------------------------------------------------------
           91,680  Corus Bankshares Inc.                                  4,402
--------------------------------------------------------------------------------
           20,737  Federal Agricultural Mortgage
                   Corp. Cl C                                               483
--------------------------------------------------------------------------------
          106,222  FirstFed Financial Corp.(1)                            5,510
--------------------------------------------------------------------------------
          278,798  Flagstar Bancorp Inc.                                  6,301
--------------------------------------------------------------------------------
          378,583  Fremont General Corp.                                  9,533
--------------------------------------------------------------------------------
          320,352  R & G Financial Corp.                                 12,454
--------------------------------------------------------------------------------
            7,216  WSFS Financial Corp.                                     435
--------------------------------------------------------------------------------
                                                                         44,465
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
20

Small Company - Schedule of Investments

DECEMBER 31, 2004

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
TOBACCO -- 0.1%
--------------------------------------------------------------------------------
           40,106  Loews Corp - Carolina Group                       $    1,161
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 1.0%
--------------------------------------------------------------------------------
          549,861  Applied Industrial Technologies
                   Inc.                                                  15,066
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
           40,433  Centennial Communications
                   Corp.(1)                                                 321
--------------------------------------------------------------------------------
          353,611  Ubiquitel Inc.(1)                                      2,517
--------------------------------------------------------------------------------
            1,751  USA Mobility Inc.(1)                                      62
--------------------------------------------------------------------------------
                                                                          2,900
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,274,496)                                                     1,565,040
--------------------------------------------------------------------------------

                              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.6%

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 1.625%-1.875%, 3/31/05-
7/15/13, valued at $9,385), in a joint trading
account at 1.55%, dated 12/31/04, due 1/3/05
(Delivery value $9,201)
(Cost $9,200)                                                        $    9,200
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $1,283,696)                                                     1,574,240
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%                                   (1,865)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $1,572,375
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Industry is less than 0.05% of net assets.

(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
21

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
22

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                     BEGINNING          ENDING      DURING PERIOD(1)  ANNUALIZED
                    ACCOUNT VALUE    ACCOUNT VALUE     7/1/04 -         EXPENSE
                       7/1/04          12/31/04        12/31/04        RATIO(1)
--------------------------------------------------------------------------------
EQUITY GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,086.00         $3.51           0.67%
--------------------------------------------------------------------------------
Institutional Class    $1,000          $1,087.20         $2.47           0.47%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,085.20         $4.82           0.92%
--------------------------------------------------------------------------------
C Class                $1,000          $1,080.90         $8.74           1.67%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,021.77         $3.40           0.67%
--------------------------------------------------------------------------------
Institutional Class    $1,000          $1,022.77         $2.39           0.47%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,020.51         $4.67           0.92%
--------------------------------------------------------------------------------
C Class                $1,000          $1,016.74         $8.47           1.67%
--------------------------------------------------------------------------------
INCOME & GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,077.70         $3.55           0.68%
--------------------------------------------------------------------------------
Institutional Class    $1,000          $1,078.50         $2.51           0.48%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,076.30         $4.85           0.93%
--------------------------------------------------------------------------------
C Class                $1,000          $1,072.00         $8.75           1.68%
--------------------------------------------------------------------------------
R Class                $1,000          $1,074.80         $6.15           1.18%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,021.72         $3.46           0.68%
--------------------------------------------------------------------------------
Institutional Class    $1,000          $1,022.72         $2.44           0.48%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,020.46         $4.72           0.93%
--------------------------------------------------------------------------------
C Class                $1,000          $1,016.69         $8.52           1.68%
--------------------------------------------------------------------------------
R Class                $1,000          $1,019.20         $5.99           1.18%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

                                                                    (continued)

------
23

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                     BEGINNING          ENDING      DURING PERIOD(1)  ANNUALIZED
                    ACCOUNT VALUE    ACCOUNT VALUE     7/1/04 -         EXPENSE
                       7/1/04          12/31/04        12/31/04        RATIO(1)
--------------------------------------------------------------------------------
SMALL COMPANY SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,159.00         $4.72           0.87%
--------------------------------------------------------------------------------
Institutional Class    $1,000          $1,159.50         $3.64           0.67%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,158.40         $6.08           1.12%
--------------------------------------------------------------------------------
R Class (after
reimbursement)(2)      $1,000          $1,156.50         $6.88           1.27%
--------------------------------------------------------------------------------
R Class (before
reimbursement)         $1,000          $1,156.50         $7.43           1.37%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,020.76         $4.42           0.87%
--------------------------------------------------------------------------------
Institutional Class    $1,000          $1,021.77         $3.40           0.67%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,019.51         $5.69           1.12%
--------------------------------------------------------------------------------
R Class (after
reimbursement)(2)      $1,000          $1,018.75         $6.44           1.27%
--------------------------------------------------------------------------------
R Class (before
reimbursement)         $1,000          $1,018.25         $6.95           1.37%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) During the year ended December 31, 2004, the class received a partial reimbursement of its distribution fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been
    1.37%.

------
24

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                     EQUITY          INCOME &           SMALL
(AMOUNTS IN THOUSANDS)               GROWTH           GROWTH           COMPANY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities --
unaffiliated, at value (cost
of $1,536,461, $4,436,908,
and $1,275,244 -- including
$100,996, $338,721, and $--
of securities on loan,
respectively)                      $1,824,146       $5,264,826       $1,560,882
----------------------------
Investment securities --
affiliated, at value (cost
of $--, $--, and $8,452,
respectively)                              --               --           13,358
----------------------------
Investments made with cash
collateral received for
securities on loan, at
value (cost of $102,419,
$345,098, and $--,
respectively)                         102,419          345,098               --
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of
$1,638,880, $4,782,006, and
$1,283,696, respectively)           1,926,565        5,609,924        1,574,240
----------------------------
Cash                                    2,620           43,357            2,823
----------------------------
Receivable for
investments sold                        2,633            4,660               --
----------------------------
Receivable for capital
shares sold                               946              961              499
----------------------------
Dividends and interest
receivable                              1,908            7,870              744
--------------------------------------------------------------------------------
                                    1,934,672        5,666,772        1,578,306
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral
received for securities
on loan                               102,419          345,098               --
----------------------------
Payable for investments
purchased                              10,127               --            3,421
----------------------------
Payable for capital
shares redeemed                         3,525           85,336            1,381
----------------------------
Accrued management fees                   959            2,696            1,013
----------------------------
Distribution fees payable                  34              199               58
----------------------------
Service fees (and
distribution fees --
R Class) payable                           34              198               58
--------------------------------------------------------------------------------
                                      117,098          433,527            5,931
--------------------------------------------------------------------------------
NET ASSETS                         $1,817,574       $5,233,245       $1,572,375
================================================================================

See Notes to Financial Statements.                                  (continued)

------
25

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS                EQUITY          INCOME &           SMALL
EXCEPT PER-SHARE AMOUNTS)            GROWTH           GROWTH           COMPANY
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------
Capital (par value and
paid-in surplus)                   $1,653,387       $4,549,051       $1,258,124
----------------------------
Undistributed net
investment income                         404            2,842               --
----------------------------
Accumulated net realized
gain (loss) on investment
transactions                         (123,902)        (146,566)          23,707
----------------------------
Net unrealized appreciation
on investments                        287,685          827,918          290,544
--------------------------------------------------------------------------------
                                   $1,817,574       $5,233,245       $1,572,375
================================================================================
INVESTOR CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                     $1,547,061,735   $3,904,688,657     $996,103,210
----------------------------
Shares outstanding                 70,074,707      127,321,997       97,753,877
----------------------------
Net asset value per share              $22.08           $30.67           $10.19
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                       $107,997,138     $400,048,034     $284,351,983
----------------------------
Shares outstanding                  4,889,525       13,039,260       27,854,322
----------------------------
Net asset value per share              $22.09           $30.68           $10.21
--------------------------------------------------------------------------------
ADVISOR CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                       $160,427,216     $925,472,094     $287,672,591
----------------------------
Shares outstanding                  7,270,530       30,196,691       28,439,900
----------------------------
Net asset value per share              $22.07           $30.65           $10.12
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                         $2,088,130       $2,965,812              N/A
----------------------------
Shares outstanding                     94,797           96,807              N/A
----------------------------
Net asset value per share              $22.03           $30.64              N/A
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                N/A          $70,212       $4,247,081
----------------------------
Shares outstanding                        N/A            2,289          418,611
----------------------------
Net asset value per share                 N/A           $30.67           $10.15
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
26

Statement of Operations

YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                     EQUITY          INCOME &           SMALL
(AMOUNTS IN THOUSANDS)               GROWTH           GROWTH           COMPANY
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------
Dividends                            $ 29,921        $ 137,333         $ 11,740
----------------------------
Interest                                  112              105              141
----------------------------
Securities lending                         61              389               --
--------------------------------------------------------------------------------
                                       30,094          137,827           11,881
--------------------------------------------------------------------------------

EXPENSES:
----------------------------
Management fees                        10,029           30,576            8,507
----------------------------
Distribution fees:
----------------------------
  Advisor Class                           331            2,219              400
----------------------------
  C Class                                  12               20               --
----------------------------
Service fees:
----------------------------
  Advisor Class                           331            2,219              400
----------------------------
  C Class                                   4                7               --
----------------------------
Service and distribution
fees -- R Class                            --               --                6
----------------------------
Directors' fees and expenses               48              153               31
----------------------------
Other expenses                             14               77               11
--------------------------------------------------------------------------------
                                       10,769           35,271            9,355
--------------------------------------------------------------------------------
Amount reimbursed                          --               --               (1)
--------------------------------------------------------------------------------
                                       10,769           35,271            9,354
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                  19,325          102,556            2,527
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on
investments transactions
(including $--, $--, and
$201, respectively,
from affiliates)                      173,662          656,183           76,733
----------------------------
Change in net unrealized
appreciation on investments            20,526         (146,269)         207,866
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN                       194,188          509,914          284,599
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $213,513        $ 612,470         $287,126
================================================================================

See Notes to Financial Statements.

------
27

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                EQUITY GROWTH         INCOME & GROWTH
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS            2004          2003        2004         2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income         $   19,325   $   12,437   $  102,556   $   76,625
----------------------------
Net realized gain                173,662       29,265      656,183       27,901
----------------------------
Change in net
unrealized appreciation           20,526      295,253     (146,269)   1,045,587
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations        213,513      336,955      612,470    1,150,113
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------
  Investor Class                 (16,283)     (10,325)     (76,878)     (59,656)
----------------------------
  Institutional Class             (1,335)      (1,264)      (6,861)      (4,597)
----------------------------
  Advisor Class                   (1,306)        (823)     (15,946)     (11,747)
----------------------------
  C Class                             (3)           --         (29)         (15)
----------------------------
  R Class                             --            --          (1)          --
--------------------------------------------------------------------------------
Decrease in net assets
from distributions               (18,927)     (12,412)     (99,715)     (76,015)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------
Net increase (decrease) in
net assets from capital
share transactions               228,164     (115,074)    (244,253)    (121,746)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS       422,750      209,469      268,502      952,352

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period            1,394,824    1,185,355    4,964,743    4,012,391
--------------------------------------------------------------------------------
End of period                 $1,817,574   $1,394,824   $5,233,245   $4,964,743
================================================================================

Undistributed net
investment income                   $404          $42       $2,842         $317
================================================================================

See Notes to Financial Statements.                                  (continued)

------
28

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                                        SMALL COMPANY
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                     2004          2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                   $    2,527     $    203
-----------------------------------------
Net realized gain                                           76,733       25,993
-----------------------------------------
Change in net unrealized appreciation                      207,866       82,803
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                  287,126      108,999
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------
  Investor Class                                            (1,675)        (110)
-----------------------------------------
  Institutional Class                                       (1,014)         (72)
-----------------------------------------
From net realized gains:
-----------------------------------------
  Investor Class                                           (42,678)      (4,765)
-----------------------------------------
  Institutional Class                                      (10,306)        (329)
-----------------------------------------
  Advisor Class                                            (10,794)        (606)
-----------------------------------------
  R Class                                                     (144)          --
--------------------------------------------------------------------------------
Decrease in net assets from distributions                  (66,611)      (5,882)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                            790,892      339,297
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                               1,011,407      442,414

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                        560,968      118,554
--------------------------------------------------------------------------------
End of period                                           $1,572,375     $560,968
================================================================================

See Notes to Financial Statements.

------
29

Notes to Financial Statements

DECEMBER 31, 2004 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Equity Growth Fund (Equity
Growth), Income & Growth Fund (Income & Growth) and Small Company Fund (Small
Company) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. Equity Growth seeks capital appreciation by investing in common stocks. Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.
Small Company seeks capital appreciation by investing primarily in common stocks of small companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Equity Growth is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, and the C Class. Income & Growth is
authorized to issue the Investor Class, the Institutional Class, the Advisor
Class, the C Class, and the R Class. Small Company is authorized to issue the
Investor Class, the Institutional Class, the Advisor Class, and the R Class. The
C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of the R Class commenced on August 29, 2003 for Income & Growth and Small
Company.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Equity Growth and Income & Growth may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

                                                                    (continued)

------
30

Notes to Financial Statements

DECEMBER 31, 2004 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid quarterly for the funds. Distributions from net realized gains for the funds, if any, are generally declared and paid twice a year.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.3380% to 0.5200% for Equity Growth and
Income & Growth, and 0.5380% to 0.7200% for Small Company. The rates for the
Complex Fee (Investor Class, C Class and R Class) range from 0.2500% to 0.3100%.
The Institutional Class and the Advisor Class are 0.2000% less and 0.2500% less, respectively, at each point within the Complex Fee range.

The effective annual management fee for each class of the funds for the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                    INVESTOR   INSTITUTIONAL    ADVISOR         C           R
--------------------------------------------------------------------------------
Equity Growth         0.68%        0.48%         0.43%        0.68%        N/A
--------------------------------------------------------------------------------
Income & Growth       0.68%        0.48%         0.43%        0.68%       0.68%
--------------------------------------------------------------------------------
Small Company         0.88%        0.68%         0.63%         N/A        0.88%
--------------------------------------------------------------------------------

                                                                    (continued)

------
31

Notes to Financial Statements

DECEMBER 31, 2004 (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                             ADVISOR        C
--------------------------------------------------------------------------------
Distribution Fee                                              0.25%       0.75%
--------------------------------------------------------------------------------
Service Fee                                                   0.25%       0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/ dealers or other independent financial intermediaries for C Class and R Class shares. During the year ended December
31, 2004, distribution fees of $1 were reimbursed for the R Class of Small
Company. Fees incurred under the plans during the year ended December 31, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2004, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). Equity Growth and Income &
Growth have a securities lending agreement with JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
December 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                EQUITY            INCOME &             SMALL
                                GROWTH             GROWTH             COMPANY
--------------------------------------------------------------------------------
Purchases                     $1,754,244         $3,646,090          $2,017,679
--------------------------------------------------------------------------------
Proceeds from sales           $1,518,190         $3,869,180          $1,291,245
--------------------------------------------------------------------------------

                                                                    (continued)

------
32

Notes to Financial Statements

DECEMBER 31, 2004 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3 billion shares. Transactions in shares of the funds were as follows:

--------------------------------------------------------------------------------------------------------------
                                       EQUITY GROWTH            INCOME & GROWTH             SMALL COMPANY
--------------------------------------------------------------------------------------------------------------
                                     SHARES      AMOUNT        SHARES      AMOUNT        SHARES      AMOUNT
--------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

AUTHORIZED SHARES                    500,000                   500,000                   500,000
==============================================================================================================
Sold                                  18,403    $ 374,249       20,698    $ 588,897       62,263    $ 555,757
---------------------------------
Issued in reinvestment
of distributions                         690       14,308        2,520       72,894        4,276       41,622
---------------------------------
Redeemed                              (9,644)    (195,155)     (33,218)    (949,123)     (24,747)    (217,764)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                9,449    $ 193,402      (10,000)   $(287,332)      41,792    $ 379,615
==============================================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                  1,000,000                 1,000,000                 1,000,000
==============================================================================================================
Sold                                  10,666    $ 181,540       24,836    $ 589,450       47,243     $341,150
---------------------------------
Issued in reinvestment
of distributions                         544        9,563        2,254       55,952          556        4,559
---------------------------------
Redeemed                             (15,105)    (251,577)     (33,366)    (790,926)     (12,498)     (82,776)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (3,895)   $ (60,474)      (6,276)   $(145,524)      35,301     $262,933
==============================================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

AUTHORIZED SHARES                     50,000                    50,000                    50,000
==============================================================================================================
Sold                                     934     $ 19,007        4,528     $133,035       26,313     $239,271
---------------------------------
Issued in reinvestment
of distributions                          63        1,311          213        6,181          922        9,182
---------------------------------
Redeemed                                (761)     (15,329)      (1,474)     (41,987)      (3,068)     (28,508)
--------------------------------------------------------------------------------------------------------------
Net increase                             236     $  4,989        3,267     $ 97,229       24,167     $219,945
==============================================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                    250,000                   250,000                   250,000
==============================================================================================================
Sold                                     958     $ 15,938        2,758     $ 65,195        3,840      $25,351
---------------------------------
Issued in reinvestment
of distributions                          72        1,259          165        4,106           48          399
---------------------------------
Redeemed                              (3,318)     (58,473)      (2,221)     (53,236)        (521)      (3,114)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (2,288)    $(41,276)         702     $ 16,065        3,367      $22,636
==============================================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

AUTHORIZED SHARES                     50,000                   500,000                   100,000
==============================================================================================================
Sold                                   3,015     $ 61,035        6,210    $ 176,521       25,089     $223,695
---------------------------------
Issued in reinvestment
of distributions                          59        1,227          549       15,876        1,035       10,084
---------------------------------
Redeemed                              (1,643)     (33,294)      (8,658)    (246,958)      (5,266)     (46,348)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                1,431     $ 28,968       (1,899)   $ (54,561)      20,858     $187,431
==============================================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                    250,000                   250,000                   250,000
==============================================================================================================
Sold                                   2,744     $ 45,544        9,111    $ 217,630        9,412     $ 71,030
---------------------------------
Issued in reinvestment
of distributions                          46          801          471       11,679           70          575
---------------------------------
Redeemed                              (3,515)     (60,336)      (9,295)    (221,728)      (2,467)     (17,879)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (725)    $(13,991)         287    $   7,581        7,015     $ 53,726
==============================================================================================================

                                                                    (continued)

------
33

Notes to Financial Statements

DECEMBER 31, 2004 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                       EQUITY GROWTH            INCOME & GROWTH             SMALL COMPANY
--------------------------------------------------------------------------------------------------------------
                                     SHARES      AMOUNT        SHARES      AMOUNT        SHARES      AMOUNT
--------------------------------------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

AUTHORIZED SHARES                     10,000                    10,000                       N/A
==============================================================================================================
Sold                                      58       $1,176           23        $ 660
---------------------------------
Issued in reinvestment
of distributions                          --            3            1           19
---------------------------------
Redeemed                                 (18)        (374)         (11)        (325)
--------------------------------------------------------------------------------------------------------------
Net increase                              40       $  805           13        $ 354
==============================================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                    250,000                   250,000                       N/A
==============================================================================================================
Sold                                      42         $740           16        $ 372
---------------------------------
Issued in reinvestment
of distributions                          --           --           --            9
---------------------------------
Redeemed                                  (5)         (73)         (11)        (258)
--------------------------------------------------------------------------------------------------------------
Net increase                              37         $667            5        $ 123
==============================================================================================================
R CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

AUTHORIZED SHARES                        N/A                    10,000                    10,000
==============================================================================================================
Sold                                                                 2          $56          434       $4,033
---------------------------------
Issued in reinvestment
of distributions                                                    --            1           15          144
---------------------------------
Redeemed                                                            --           --          (30)        (276)
--------------------------------------------------------------------------------------------------------------
Net increase                                                         2          $57          419       $3,901
==============================================================================================================
PERIOD ENDED DECEMBER 31, 2003(1)

DESIGNATED SHARES                        N/A                   250,000                   250,000
--------------------------------------------------------------------------------------------------------------
Sold                                                                --           $9           --           $2
==============================================================================================================

(1) August 29, 2003 (commencement of sale) through December 31, 2003.

5. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the year ended December 31, 2004 follows:

--------------------------------------------------------------------------------------------------------------
                        SHARE BALANCE   PURCHASE    SALES   REALIZED   DIVIDEND             12/31/04
ISSUER                    12/31/03        COST      COST      GAIN      INCOME    SHARE BALANCE   MARKET VALUE
--------------------------------------------------------------------------------------------------------------
SMALL COMPANY
--------------------------------------------------------------------------------------------------------------
Olympic Steel Inc.(1)         --         $9,510    $1,058     $201        --         503,884         $13,358
--------------------------------------------------------------------------------------------------------------

(1) Non-income producing.

                                                                    (continued)

------
34

Notes to Financial Statements

DECEMBER 31, 2004 (AMOUNTS IN THOUSANDS)

6. SECURITIES LENDING

As of December 31, 2004, securities in Equity Growth and Income & Growth valued at $100,996 and $338,721, respectively, were on loan through the lending agent,
JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $102,419 and $345,098, respectively.
The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $575 million unsecured bank line of credit agreement with JPMCB, which was renewed from $650 million effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended December 31, 2004.

8. RISK FACTORS

Small Company concentrates its investments in common stocks of small companies.
Because of this, Small Company may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                              EQUITY GROWTH    INCOME & GROWTH    SMALL COMPANY
--------------------------------------------------------------------------------
                               2004    2003     2004     2003     2004     2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income              $18,927  $12,412  $99,715  $76,015  $44,081  $4,326
--------------------------------------------------------------------------------
Long-term capital gains           --       --       --       --  $22,530  $1,556
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------
35

Notes to Financial Statements

DECEMBER 31, 2004 (AMOUNTS IN THOUSANDS)

9. FEDERAL TAX INFORMATION (CONTINUED)

As of December 31, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                           EQUITY       INCOME &        SMALL
                                           GROWTH        GROWTH        COMPANY
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments          $1,645,442    $4,821,162    $1,286,159
================================================================================
Gross tax appreciation of investments      $302,127     $ 919,530      $299,510
-------------------------------------
Gross tax depreciation of investments       (21,004)     (130,768)      (11,429)
--------------------------------------------------------------------------------
Net tax appreciation of investments        $281,123     $ 788,762      $288,081
================================================================================
Undistributed ordinary income                  $404        $2,842       $22,620
-------------------------------------
Accumulated long-term gains                      --            --        $3,550
-------------------------------------
Accumulated capital losses                $(117,340)    $(107,410)           --
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                                           2010          2011
--------------------------------------------------------------------------------
Equity Growth                                            $106,101       $11,239
--------------------------------------------------------------------------------
Income & Growth                                           $21,920       $85,490
--------------------------------------------------------------------------------
Small Company                                                  --            --
--------------------------------------------------------------------------------

10. PLAN OF REORGANIZATION

Effective at the beginning of business on May 1, 2004, American Century
Quantitative Equity Funds, a California corporation and the issuer of American
Century Equity Growth Fund, American Century Income & Growth Fund, and American
Century Small Company Fund (collectively, the old funds) merged with American
Century Quantitative Equity Funds, Inc., a Maryland corporation and issuer of
Equity Growth, Income & Growth, and Small Company (collectively, the new funds), pursuant to a plan of reorganization in which the domicile of the funds' issuer was changed from California to Maryland. In connection with the change in domicile, the new funds acquired all of the net assets of the old funds in exchange for shares of equal value of the new funds. The plan of reorganization was approved by the old funds' shareholders on April 26, 2004.

                                                                    (continued)

------
36

Notes to Financial Statements

DECEMBER 31, 2004 (AMOUNTS IN THOUSANDS)

11. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

12. OTHER TAX INFORMATION (UNAUDITED) ($ IN FULL)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

Equity Growth, Income & Growth, and Small Company hereby designate $18,926,957,
$99,714,456, and $10,632,121, respectively, of qualified dividend income for the fiscal year ended December 31, 2004.

Small Company hereby designates $22,529,787 of capital gain dividends for the fiscal year ended December 31, 2004.

For corporate taxpayers, the following percentage of ordinary income distributions paid during the year ended December 31, 2004, qualify for the corporate dividends received deduction.

--------------------------------------------------------------------------------
      EQUITY GROWTH             INCOME & GROWTH            SMALL COMPANY
--------------------------------------------------------------------------------
         100.00%                    100.00%                   28.51%
--------------------------------------------------------------------------------

------
37

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------
                                2004         2003        2002         2001         2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $19.60       $15.19      $19.24       $21.77       $26.23
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income(1)                      0.25         0.17        0.15         0.13         0.14
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         2.47         4.41       (4.05)       (2.53)       (2.99)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          2.72         4.58       (3.90)       (2.40)       (2.85)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.24)       (0.17)      (0.15)       (0.13)       (0.14)
-------------------------
  From Net
  Realized Gains                   --           --          --           --        (1.47)
------------------------------------------------------------------------------------------
  Total Distributions           (0.24)       (0.17)      (0.15)       (0.13)       (1.61)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $22.08       $19.60      $15.19       $19.24       $21.77
==========================================================================================
  TOTAL RETURN(2)               13.98%       30.27%     (20.32)%     (11.01)%     (10.95)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.68%        0.69%       0.69%        0.68%        0.67%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       1.24%        1.00%       0.86%        0.64%        0.53%
-------------------------
Portfolio Turnover Rate            97%          95%        100%          79%          79%
-------------------------
Net Assets, End of Period
(in thousands)              $1,547,062   $1,188,103    $979,959   $1,465,026   $1,910,779
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
38

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
                                2004         2003        2002         2001         2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $19.61       $15.20      $19.25       $21.77       $26.24
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income(1)                      0.29         0.20        0.18         0.17         0.19
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         2.47         4.41       (4.05)       (2.52)       (3.00)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          2.76         4.61       (3.87)       (2.35)       (2.81)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.28)       (0.20)      (0.18)       (0.17)       (0.19)
-------------------------
  From Net
  Realized Gains                   --           --          --           --        (1.47)
------------------------------------------------------------------------------------------
  Total Distributions           (0.28)       (0.20)      (0.18)       (0.17)       (1.66)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $22.09       $19.61      $15.20       $19.25       $21.77
==========================================================================================
  TOTAL RETURN(2)               14.20%       30.50%     (20.14)%     (10.83)%     (10.77)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.48%        0.49%       0.49%        0.48%        0.47%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       1.44%        1.20%       1.06%        0.84%        0.73%
-------------------------
Portfolio Turnover Rate            97%          95%        100%          79%          79%
-------------------------
Net Assets, End of Period
(in thousands)                $107,997      $91,240    $105,512     $146,752     $144,542
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
39

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                                2004         2003        2002         2001         2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $19.59       $15.17      $19.23       $21.77       $26.23
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income(1)                      0.20         0.13        0.11         0.08         0.07
-------------------------
  Net Realized and
  Unrealized Gain (Loss)         2.47         4.41       (4.06)       (2.54)       (2.98)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          2.67         4.54       (3.95)       (2.46)       (2.91)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.19)       (0.12)      (0.11)       (0.08)       (0.08)
-------------------------
  From Net
  Realized Gains                   --           --          --           --        (1.47)
------------------------------------------------------------------------------------------
  Total Distributions           (0.19)       (0.12)      (0.11)       (0.08)       (1.55)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $22.07       $19.59      $15.17       $19.23       $21.77
==========================================================================================
  TOTAL RETURN(2)               13.71%       30.05%     (20.60)%     (11.28)%     (11.16)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.93%        0.94%       0.94%        0.93%        0.92%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       0.99%        0.75%       0.61%        0.39%        0.28%
-------------------------
Portfolio Turnover Rate            97%          95%        100%          79%          79%
-------------------------
Net Assets, End of Period
(in thousands)                $160,427     $114,404     $99,615     $132,214     $206,381
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
40

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      C CLASS
--------------------------------------------------------------------------------
                                     2004        2003        2002       2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $19.55      $15.14      $19.23      $20.26
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment
  Income (Loss)(2)                    0.05       (0.01)      (0.02)      (0.04)
------------------------------
  Net Realized and
  Unrealized Gain (Loss)              2.47        4.43       (4.07)      (0.99)
--------------------------------------------------------------------------------
  Total From
  Investment Operations               2.52        4.42       (4.09)      (1.03)
--------------------------------------------------------------------------------
Distributions
------------------------------
  From Net Investment Income         (0.04)      (0.01)         --          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period      $22.03      $19.55      $15.14      $19.23
================================================================================
  TOTAL RETURN(3)                    12.89%      29.20%     (21.23)%     (5.13)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.68%       1.69%       1.69%     1.68%(4)
------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets          0.24%       0.00%     (0.14)%   (0.44)%(4)
------------------------------
Portfolio Turnover Rate                 97%         95%        100%       79%(5)
------------------------------
Net Assets, End of Period
(in thousands)                       $2,088      $1,076        $268         $139
--------------------------------------------------------------------------------

(1) July 18, 2001 (commencement of sale) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
41

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------
                               2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $27.70       $21.74       $27.35       $30.19       $34.05
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income(1)                     0.60         0.43         0.33         0.30         0.29
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        2.96         5.96        (5.61)       (2.84)       (3.86)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         3.56         6.39        (5.28)       (2.54)       (3.57)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.59)       (0.43)       (0.33)       (0.30)       (0.29)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $30.67       $27.70       $21.74       $27.35       $30.19
==========================================================================================
  TOTAL RETURN(2)              12.98%       29.62%      (19.37)%      (8.37)%     (10.54)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.68%        0.69%        0.69%        0.68%        0.67%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                      2.10%        1.80%        1.34%        1.07%        0.89%
-------------------------
Portfolio Turnover Rate           74%          67%          67%          61%          64%
-------------------------
Net Assets, End of Period
(in thousands)             $3,904,689   $3,803,254   $3,122,386   $4,450,654   $5,433,541
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
42

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
                               2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $27.71       $21.76       $27.37       $30.19       $34.06
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income(1)                     0.66         0.48         0.38         0.36         0.36
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        2.95         5.95        (5.61)       (2.82)       (3.88)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         3.61         6.43        (5.23)       (2.46)       (3.52)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.64)       (0.48)       (0.38)       (0.36)       (0.35)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $30.68       $27.71       $21.76       $27.37       $30.19
==========================================================================================
  TOTAL RETURN(2)              13.20%       29.81%      (19.18)%      (8.15)%     (10.35)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.48%        0.49%        0.49%        0.48%        0.47%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                      2.30%        2.00%        1.54%        1.27%        1.09%
-------------------------
Portfolio Turnover Rate           74%          67%          67%          61%          64%
-------------------------
Net Assets, End of Period
(in thousands)               $400,048     $270,760     $197,371     $233,823     $209,873
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
43

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                               2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $27.68       $21.72       $27.33       $30.17       $34.05
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income(1)                     0.52         0.37         0.27         0.23         0.21
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        2.96         5.96        (5.61)       (2.83)       (3.88)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         3.48         6.33        (5.34)       (2.60)       (3.67)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.51)       (0.37)       (0.27)       (0.24)       (0.21)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $30.65       $27.68       $21.72       $27.33       $30.17
==========================================================================================
  TOTAL RETURN(2)              12.71%       29.33%      (19.60)%      (8.63)%     (10.78)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.93%        0.94%        0.94%        0.93%        0.92%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                      1.85%        1.55%        1.09%        0.82%        0.64%
-------------------------
Portfolio Turnover Rate           74%          67%          67%          61%          64%
-------------------------
Net Assets, End of Period
(in thousands)               $925,472     $888,390     $690,924   $1,227,156   $1,127,877
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
44

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      C CLASS
--------------------------------------------------------------------------------
                                     2004        2003        2002       2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $27.67      $21.68      $27.31      $28.84
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(2)            0.32        0.19        0.10        0.03
------------------------------
  Net Realized and
  Unrealized Gain (Loss)              2.95        5.98       (5.64)      (1.44)
--------------------------------------------------------------------------------
  Total From
  Investment Operations               3.27        6.17       (5.54)      (1.41)
--------------------------------------------------------------------------------
Distributions
------------------------------
  From Net Investment Income         (0.30)      (0.18)      (0.09)      (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period      $30.64      $27.67      $21.68      $27.31
================================================================================
  TOTAL RETURN(3)                    11.88%      28.56%     (20.29)%     (4.91)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.68%       1.69%       1.69%     1.68%(4)
------------------------------
Ratio of Net Investment Income
to Average Net Assets                 1.10%       0.80%       0.34%     0.20%(4)
------------------------------
Portfolio Turnover Rate                 74%         67%         67%       61%(5)
------------------------------
Net Assets, End of Period
(in thousands)                       $2,966      $2,330      $1,710         $437
--------------------------------------------------------------------------------

(1) June 28, 2001 (commencement of sale) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
45

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                            2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $27.70        $24.79
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(2)                                   0.48          0.08
-----------------------------------------
  Net Realized and Unrealized Gain                           2.93          3.03
--------------------------------------------------------------------------------
  Total From Investment Operations                           3.41          3.11
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                                (0.44)        (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $30.67        $27.70
================================================================================
  TOTAL RETURN(3)                                           12.42%        12.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                        1.18%      1.18%(4)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                        1.60%      0.85%(4)
-----------------------------------------
Portfolio Turnover Rate                                        74%        67%(5)
-----------------------------------------
Net Assets, End of Period (in thousands)                       $70            $9
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through December 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
46

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------
                               2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $8.35        $5.50        $5.75        $5.79        $5.49
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)              0.02         0.01         --(2)       (0.01)       (0.01)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        2.31         2.93        (0.23)        0.22         0.49
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         2.33         2.94        (0.23)        0.21         0.48
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.02)        --(2)          --           --           --
-------------------------
  From Net
  Realized Gains               (0.47)       (0.09)       (0.02)       (0.25)       (0.18)
------------------------------------------------------------------------------------------
  Total Distributions          (0.49)       (0.09)       (0.02)       (0.25)       (0.18)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.19        $8.35        $5.50        $5.75        $5.79
==========================================================================================
  TOTAL RETURN(3)              28.28%       53.57%       (4.00)%       3.99%        8.90%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.88%        0.89%        0.90%        0.88%        0.88%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              0.25%        0.09%        0.03%      (0.18)%      (0.13)%
-------------------------
Portfolio Turnover Rate          123%         120%         116%         165%          93%
-------------------------
Net Assets, End of Period
(in thousands)               $996,103     $467,228     $113,685      $26,899      $22,178
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
47

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
                               2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $8.36        $5.53        $5.76        $5.79        $5.49
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income(1)                     0.03         0.02         0.01         --(2)        --(2)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        2.33         2.93        (0.22)        0.22         0.49
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         2.36         2.95        (0.21)        0.22         0.49
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.04)       (0.03)          --           --           --
-------------------------
  From Net
  Realized Gains               (0.47)       (0.09)       (0.02)       (0.25)       (0.19)
------------------------------------------------------------------------------------------
  Total Distributions          (0.51)       (0.12)       (0.02)       (0.25)       (0.19)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.21        $8.36        $5.53        $5.76        $5.79
==========================================================================================
  TOTAL RETURN(3)              28.60%       53.52%       (3.65)%       4.17%        9.08%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.68%        0.69%        0.70%        0.68%        0.68%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                      0.45%        0.29%        0.23%        0.02%        0.07%
-------------------------
Portfolio Turnover Rate          123%         120%         116%         165%          93%
-------------------------
Net Assets, End of Period
(in thousands)               $284,352      $30,830       $1,766         $771       $1,434
------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
48

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                               2004         2003         2002         2001        2000(1)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $8.30        $5.48        $5.74        $5.79        $6.32
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Loss(2)       (0.01)       (0.01)       (0.01)       (0.02)       (0.01)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        2.30         2.92        (0.23)        0.22        (0.35)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         2.29         2.91        (0.24)        0.20        (0.36)
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Realized Gains               (0.47)       (0.09)       (0.02)       (0.25)       (0.17)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.12        $8.30        $5.48        $5.74        $5.79
==========================================================================================
  TOTAL RETURN(3)              28.00%       53.16%       (4.18)%       3.82%       (5.47)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      1.13%        1.14%        1.15%        1.13%      1.12%(4)
-------------------------
Ratio of Net Investment
Loss to Average
Net Assets                    (0.00)%      (0.16)%      (0.22)%      (0.43)%    (0.43)%(4)
-------------------------
Portfolio Turnover Rate          123%         120%         116%         165%        93%(5)
-------------------------
Net Assets, End of Period
(in thousands)               $287,673      $62,907      $3,104           $35           $35
------------------------------------------------------------------------------------------

(1) September 7, 2000 (commencement of sale) through December 31, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2000.

See Notes to Financial Statements.

------
49

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                            2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $8.34         $7.11
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Loss(2)                                    (0.03)        (0.01)
----------------------------------------
  Net Realized and Unrealized Gain                           2.31          1.33
--------------------------------------------------------------------------------
  Total From Investment Operations                           2.28          1.32
--------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Realized Gains                                   (0.47)        (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.15         $8.34
================================================================================
  TOTAL RETURN(3)                                           27.72%        18.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                     1.30%(4)      1.38%(5)
----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                                   (0.17)%(4)    (0.40)%(5)
----------------------------------------
Portfolio Turnover Rate                                       123%       120%(6)
----------------------------------------
Net Assets, End of Period (in thousands)                    $4,247            $3
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through December 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) During the year ended December 31, 2004, the class received a partial reimbursement of its distribution fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment loss to average net assets would have been 1.38% and
    (0.25)%, respectively.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
50

Report of Independent Registered Public Accounting Firm

To the Directors of the American Century Quantitative Equity Funds and
Shareholders of the Equity Growth Fund, the Income & Growth Fund and the Small
Company Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Growth Fund, the Income
& Growth Fund and the Small Company Fund (three of the five funds comprising the
American Century Quantitative Equity Funds, hereafter referred to as the
"Funds") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 15, 2005

------
51

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. The independent directors have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1930
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Private Investor
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Advisory Board Member
LENGTH OF TIME SERVED (YEARS): less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
52

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Lead Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 32
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 19
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
53

Management

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Director."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
54

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
55

Share Class Information

Four classes of shares are authorized for sale by Equity Growth: Investor Class,
Institutional Class, Advisor Class, and C Class. Five classes of shares are authorized for sale by Income & Growth: Investor Class, Institutional Class,
Advisor Class, C Class, and R Class. Four classes of shares are authorized for sale by Small Company: Investor Class, Institutional Class, Advisor Class, and R
Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios for Advisor, C, and R Class shares are higher than that of Investor Class shares. AS OF FEBRUARY 20, 2004,
SMALL COMPANY IS CLOSED TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
56

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by  the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on
American Century's Web site  at americancentury.com and on the Securities and
Exchange Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
57

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
58

Notes

------
59

Notes

------
60

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0502                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-41843S            All rights reserved.

[front cover]

DECEMBER 31, 2004

American Century Investments
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

Global Gold Fund

                               [american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GLOBAL GOLD

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Global Gold fund for the 12 months ended December 31, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will  be the semiannual report dated
June 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD
      WITH JAMES E. STOWERS, JR.

------
1

Global Gold - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                  --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                      1 YEAR      5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        -8.17%      18.90%       2.31%      2.29%         8/17/88
--------------------------------------------------------------------------------
FUND BENCHMARK(1)     -7.79%      18.69%       2.46%      2.89%(2)        --
--------------------------------------------------------------------------------
MSCI WORLD INDEX      14.72%      -2.45%       8.09%      8.02%(2)        --
--------------------------------------------------------------------------------
Advisor Class         -8.49%      18.62%         --       8.55%         5/6/98
--------------------------------------------------------------------------------

(1) See Index Definitions page.

(2) Since 8/31/88, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
-----------------------------------------------------------------------------------------------------
                   1995    1996     1997     1998    1999     2000     2001     2002    2003    2004
-----------------------------------------------------------------------------------------------------
Investor Class     9.25%  -2.76%  -41.47%  -12.18%  -3.18%  -23.95%   34.09%   73.00%  46.70%  -8.17%
-----------------------------------------------------------------------------------------------------
Fund benchmark     9.18%  -6.63%  -41.96%   -6.81%  -1.80%  -27.32%   37.10%   74.79%  46.65%  -7.79%
-----------------------------------------------------------------------------------------------------
MSCI World Index  20.72%  13.48%   15.76%   24.34%  24.93%  -13.18%  -16.82%  -19.89%  33.11%  14.72%
-----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. The fund concentrates its investments in a narrow market segment and is therefore subject to greater risk and market fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

Global Gold - Portfolio Commentary

PORTFOLIO MANAGER: BILL MARTIN

PERFORMANCE SUMMARY

While gold bullion prices rose during the year, gold mining stocks were down overall. Global Gold returned -8.17%*, while the benchmark's return (which does not reflect the deduction of any management fees) was -7.79% for the period.
(The benchmark index consists of about two-thirds North American gold stocks, about 20% African gold stocks, and about 10% Australian gold stocks.)

GOLD MARKET REVIEW

Gold bullion rose 5.36% in 2004, its performance driven largely by the U.S.
dollar, which fell (-7.08%) versus the euro. Gold is priced in dollars, so a weaker dollar makes gold more affordable for foreign buyers and boosts its appeal as a hedge for dollar-denominated investments. Starting the year at
$416.10 an ounce, gold tumbled more than 8% in the second quarter when the dollar rallied and many speculative investors (including hedge funds) exited the gold market. Gold headed steadily higher in the second half of the year as oil prices rose and the dollar tumbled. After hitting a closing high of $456.00 on
December 3rd, gold retreated slightly in the final weeks of the year, to finish at $438.40 an ounce.

In November, gold ETFs (exchange-traded funds) debuted in the United States.
Gold ETFs (baskets of securities that trade on exchanges like stocks) will reflect the performance of gold bullion, and are the closest that many investors can get to owning physical gold or gold futures--both of which are relatively impractical for the average investor.

GOLD MINING STOCKS WERE MIXED

Performance of gold mining shares varied widely in 2004. The dollar weakness that boosted gold bullion hurt many gold mining companies. Gold

MARKET RETURNS
For the year ended December 31, 2004
--------------------------------------------------------------------------------
BACKGROUND INFLUENCES
--------------------------------------------------------------------------------
Gold bullion                                                      5.36%
--------------------------------------------------------------------------------
U.S. Dollar vs. Euro                                             -7.08%
--------------------------------------------------------------------------------
BROAD GOLD STOCK MARKET
--------------------------------------------------------------------------------
Lipper Gold Fund Index                                           -6.16%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Index                                   -6.93%
--------------------------------------------------------------------------------
REGIONAL COMPONENTS OF FT-SE(reg.tm) GOLD MINES
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Australia Index                         25.57%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines North America Index                     -2.34%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Africa Index                           -26.88%
--------------------------------------------------------------------------------
Sources: Bloomberg Financial Markets, Lipper Inc.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
--------------------------------------------------------------------------------
Newmont Mining
Corporation                                10.1%                  10.0%
--------------------------------------------------------------------------------
Barrick Gold Corp.                          9.6%                   9.4%
--------------------------------------------------------------------------------
Placer Dome Inc.                            7.3%                   8.1%
--------------------------------------------------------------------------------
Newcrest Mining Limited                     5.3%                   4.7%
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc. Cl B                    5.1%                   4.8%
--------------------------------------------------------------------------------
Anglogold Limited(1)                        4.8%                   5.3%
--------------------------------------------------------------------------------
Gold Fields Limited(1)                      4.8%                   4.5%
--------------------------------------------------------------------------------
Meridian Gold Inc.                          4.6%                   3.8%
--------------------------------------------------------------------------------
Goldcorp Inc.(1)                            3.9%                   3.0%
--------------------------------------------------------------------------------
Kinross Gold Corp.(1)                       3.7%                   3.1%
--------------------------------------------------------------------------------
(1) Includes shares traded on all exchanges.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
3

Global Gold - Portfolio Commentary

shares fell overall--the FT-SE(reg.tm) Gold Mines Index returned -6.93%. African stocks were the worst performers, returning -26.88% for the year. South African and other African mining companies whose home currency is the South African rand were smacked by the dollar's plunge (-15.25%) against the rand. These companies are paid in dollars for their gold, but must pay their operating costs in rand, so a weak dollar hurts bottom-line profits. North American stocks (-2.34%) did much better than African gold shares, but still finished in the red.

Australian gold stocks (+25.57%) far outshone all the others in 2004, in spite of the dollar's weakness versus the Aussie dollar. Two Australian mining companies were responsible for much of the group's strong return, GRD Ltd.
(+46.80%) and Newcrest Mining Ltd. (+40.68%). Newcrest Mining, a large
Australian gold producer, discovered a new gold deposit under its existing
Ridgeway project in southeastern Australia, which is expected to extend the life of the mine by six years.

PORTFOLIO STRATEGY AND PERFORMANCE ATTRIBUTION

Though Global Gold was underweight South African mining stocks compared with the benchmark, these stocks were responsible for the bulk of its negative performance in 2004. The portfolio's overweight in larger North American stocks helped buffer returns to some extent. Taking a look at individual stocks,
Newcrest Mining--Global Gold's fourth largest holding at the end of 2004--was the biggest positive contributor to the portfolio's performance. Placer Dome
(Canada, +5.94%) was the second-largest positive contributor, and Global Gold's third-largest holding at year end. Meridian Gold (+29.84%) was the third-largest positive contributor to portfolio performance.

The largest detractors from portfolio performance were Harmony Gold Mining
(-43.67%)--a South African company--and Coeur d'Alene Mines (U.S., -32.01%).

In early October, twenty-four North American and Australian mining companies were added to Global Gold's proprietary benchmark, including Canada's Eldorado
Gold Corp, Australia's Oxiana and GRD Ltd, and Golden Star, a U.S.-based company. During the fourth quarter, managers re-weighted some of Global Gold's larger holdings to invest in the newly added companies.

OUR COMMITMENT

Global Gold's investment team remained committed to the fund's investment objective--seeking to realize a total return (capital growth and dividends)
consistent with investment in securities of companies that are engaged in mining, processing, fabricating, or distributing gold or other precious metals throughout the world.

GEOGRAPHIC COMPOSITION
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
--------------------------------------------------------------------------------
Canada                                     57.4%                  55.9%
--------------------------------------------------------------------------------
United States(1)                           18.3%                  19.1%
--------------------------------------------------------------------------------
Africa                                     13.2%                  15.8%
--------------------------------------------------------------------------------
Australia                                   9.6%                   7.6%
--------------------------------------------------------------------------------
Others                                      1.5%                   1.6%
--------------------------------------------------------------------------------
(1) Includes Temporary Cash Investments.

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
5

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING     DURING PERIOD(1)  ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     7/1/04 -        EXPENSE
                        7/1/04         12/31/04        12/31/04        RATIO(1)
--------------------------------------------------------------------------------
GLOBAL GOLD SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,141.80        $3.66           0.68%
--------------------------------------------------------------------------------
Advisor Class (after
reimbursement)(2)       $1,000         $1,139.70        $4.95           0.92%
--------------------------------------------------------------------------------
Advisor Class (before
reimbursement)          $1,000         $1,139.70        $5.00           0.93%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.72        $3.46           0.68%
--------------------------------------------------------------------------------
Advisor Class (after
reimbursement)(2)       $1,000         $1,020.51        $4.67           0.92%
--------------------------------------------------------------------------------
Advisor Class (before
reimbursement)          $1,000         $1,020.46        $4.72           0.93%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) During the year ended December 31, 2004, the class received a partial reimbursement of its distribution fees. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets would have been
    0.93%.

------
6

Global Gold - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS -- 99.9%

AUSTRALIA -- 9.6%
--------------------------------------------------------------------------------
        2,500,000  Croesus Mining NL                               $  1,173,750
--------------------------------------------------------------------------------
          618,600  Equigold NL                                          750,284
--------------------------------------------------------------------------------
          479,749  GRD Ltd.                                           1,028,606
--------------------------------------------------------------------------------
          950,000  Kingsgate Consolidated Ltd.                        1,821,269
--------------------------------------------------------------------------------
       12,164,473  Lihir Gold Limited(1)                             11,041,692
--------------------------------------------------------------------------------
        2,697,162  Newcrest Mining Limited                           36,828,735
--------------------------------------------------------------------------------
            3,333  Nickel Australia Ltd.(1)                                 574
--------------------------------------------------------------------------------
       14,629,900  Oxiana Ltd.(1)                                    11,333,418
--------------------------------------------------------------------------------
          677,711  Resolute Mining Limited(1)                           763,645
--------------------------------------------------------------------------------
        1,200,000  Sino Gold Ltd.(1)                                  1,878,000
--------------------------------------------------------------------------------
        2,308,703  Sons of Gwalia Limited(1)(2)                         422,735
--------------------------------------------------------------------------------
                                                                     67,042,708
--------------------------------------------------------------------------------
CANADA -- 57.6%
--------------------------------------------------------------------------------
          201,888  Agnico-Eagle Mines Ltd.                            2,781,295
--------------------------------------------------------------------------------
        1,168,900  Agnico-Eagle Mines Ltd.
                   New York Shares                                   16,072,375
--------------------------------------------------------------------------------
        2,191,500  Apollo Gold Corporation(1)                         1,882,462
--------------------------------------------------------------------------------
          191,600  Arizona Star Resource Corp.(1)                     1,078,514
--------------------------------------------------------------------------------
          664,800  Aurizon Mines Ltd.(1)                                870,397
--------------------------------------------------------------------------------
        2,778,316  Barrick Gold Corp.                                67,298,399
--------------------------------------------------------------------------------
        5,833,350  Bema Gold Corp.(1)                                17,852,975
--------------------------------------------------------------------------------
        4,005,000  Cambior, Inc.(1)                                  10,720,969
--------------------------------------------------------------------------------
          275,000  Crystallex International
                   Corporation New York Shares(1)                       987,250
--------------------------------------------------------------------------------
        3,400,000  Crystallex International
                   Corporation Special Warrants(1)                   12,191,969
--------------------------------------------------------------------------------
        1,100,000  Crystallex International
                   Corporation Warrants(1)                              919,461
--------------------------------------------------------------------------------
        3,747,300  Eldorado Gold Corporation(1)                      11,093,620
--------------------------------------------------------------------------------
          150,700  European Goldfields Ltd.(1)                          335,545
--------------------------------------------------------------------------------
          614,700  Gammon Lake Resources Inc.(1)                      3,296,103
--------------------------------------------------------------------------------
        1,159,800  Glamis Gold Ltd.(1)                               19,885,325
--------------------------------------------------------------------------------
          323,600  Gold Reserve Inc.(1)                               1,446,492
--------------------------------------------------------------------------------
        1,793,200  Goldcorp Inc.                                     27,006,790
--------------------------------------------------------------------------------
           30,000  Goldcorp Inc. New York Shares                        451,200
--------------------------------------------------------------------------------
        1,511,700  Golden Star Resources Ltd.(1)                      6,076,299
--------------------------------------------------------------------------------
          125,000  Golden Star Resources Ltd.
                   Warrants(1)                                          166,785
--------------------------------------------------------------------------------
          660,000  Great Basin Gold Ltd.(1)                             776,050
--------------------------------------------------------------------------------
        1,750,000  Guinor Gold Corp.(1)                               1,459,367
--------------------------------------------------------------------------------
          822,000  High River Gold Mines Ltd.(1)                      1,254,439
--------------------------------------------------------------------------------
        2,233,700  IAMGOLD Corporation                               14,920,516
--------------------------------------------------------------------------------
          552,700  International Minerals Corp.(1)                    1,981,912
--------------------------------------------------------------------------------
        3,429,129  Kinross Gold Corp.(1)                             24,163,961
--------------------------------------------------------------------------------
          279,157  Kinross Gold Corp. New
                   York Shares(1)                                     1,965,265
--------------------------------------------------------------------------------
          154,600  Kirkland Lake Gold Inc.(1)                           709,086
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          760,700  Meridian Gold Inc.(1)                           $ 14,425,483
--------------------------------------------------------------------------------
          938,000  Meridian Gold Inc. New
                   York Shares(1)                                    17,793,860
--------------------------------------------------------------------------------
          650,900  Minefinders Corporation Ltd.(1)                    4,423,829
--------------------------------------------------------------------------------
        3,200,000  Miramar Mining Corp.(1)                            3,655,923
--------------------------------------------------------------------------------
          110,000  Miramar Mining Corp.
                   Warrants (Acquired 11/19/03,
                   Cost $--)(1)(3)                                           --
--------------------------------------------------------------------------------
        1,502,800  Nevsun Resources Ltd.(1)                           2,757,086
--------------------------------------------------------------------------------
        1,112,900  Northern Orion Resources Inc.(1)                   3,238,978
--------------------------------------------------------------------------------
          687,500  Northern Orion Resources Inc.
                   Warrants(1)                                        1,031,981
--------------------------------------------------------------------------------
        1,661,500  Northgate Exploration Ltd.(1)                      2,812,696
--------------------------------------------------------------------------------
          814,100  Novagold Resources Inc.(1)                         6,309,275
--------------------------------------------------------------------------------
        2,712,616  Placer Dome Inc.                                  51,159,938
--------------------------------------------------------------------------------
        5,702,200  Queenstake Resources Ltd.(1)                       2,258,721
--------------------------------------------------------------------------------
        1,100,000  Rio Narcea Gold Mines, Ltd.(1)                     2,522,620
--------------------------------------------------------------------------------
          500,000  Southern Platinum Corp.(1)                           879,790
--------------------------------------------------------------------------------
          500,000  SouthernEra Diamonds Inc.(1)                         208,481
--------------------------------------------------------------------------------
          378,500  Southwestern Resources Corp.(1)                    3,913,939
--------------------------------------------------------------------------------
        7,680,300  Wheaton River Minerals Ltd.(1)                    24,978,668
--------------------------------------------------------------------------------
          825,000  Wheaton River Minerals Ltd.
                   Warrants(1)                                        1,623,650
--------------------------------------------------------------------------------
          650,000  Wheaton River Minerals Ltd.
                   Warrants(1)                                        1,273,819
--------------------------------------------------------------------------------
        1,304,300  Wolfden Resources Inc.(1)                          5,112,129
--------------------------------------------------------------------------------
          525,700  Yamana Gold Inc.(1)                                1,578,218
--------------------------------------------------------------------------------
                                                                    401,603,905
--------------------------------------------------------------------------------
PERU -- 0.2%
--------------------------------------------------------------------------------
           67,500  Compania de Minas
                   Buenaventura SAu ADR                               1,545,750
--------------------------------------------------------------------------------
SOUTH AFRICA -- 13.2%
--------------------------------------------------------------------------------
          574,402  Anglogold Limited(2)                              20,879,513
--------------------------------------------------------------------------------
          352,976  Anglogold Limited ADR                             12,830,678
--------------------------------------------------------------------------------
        1,146,050  Durban Roodepoort Deep
                   Limited(1)(2)                                      1,764,917
--------------------------------------------------------------------------------
          311,100  Durban Roodepoort Deep
                   Limited ADR(1)                                       479,094
--------------------------------------------------------------------------------
        2,254,434  Gold Fields Limited(2)                            28,135,336
--------------------------------------------------------------------------------
          435,600  Gold Fields Limited ADR                            5,436,288
--------------------------------------------------------------------------------
        2,032,950  Harmony Gold Mining Co.
                   Limited(2)                                        18,845,446
--------------------------------------------------------------------------------
          897,362  Western Areas Limited(1)                           3,972,175
--------------------------------------------------------------------------------
                                                                     92,343,447
--------------------------------------------------------------------------------
UNITED KINGDOM -- 1.2%
--------------------------------------------------------------------------------
          165,200  Celtic Resources Holdings plc(1)                   1,279,238
--------------------------------------------------------------------------------
          750,000  Oriel Resources plc(1)                               770,039
--------------------------------------------------------------------------------
          582,600  Randgold Resources Limited
                   ADR(1)                                             6,641,640
--------------------------------------------------------------------------------
                                                                      8,690,917
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Global Gold - Schedule of Investments

DECEMBER 31, 2004

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
UNITED STATES -- 18.1%
--------------------------------------------------------------------------------
        3,402,700  Coeur d'Alene Mines
                   Corporation(1)                                  $ 13,372,611
--------------------------------------------------------------------------------
          936,800  Freeport-McMoRan Copper
                   & Gold, Inc. Cl B                                 35,813,863
--------------------------------------------------------------------------------
        1,585,914  Newmont Mining Corporation                        70,430,441
--------------------------------------------------------------------------------
          339,500  Royal Gold, Inc.                                   6,192,480
--------------------------------------------------------------------------------
                                                                    125,809,395
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS & WARRANTS
(Cost $424,567,534)                                                 697,036,122
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

       $2,200,000  FHLB Discount Notes, 1.25%,
                   1/3/05(4)
(Cost $2,199,847)                                                     2,199,582
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.2%
(Cost $426,767,381)                                                 699,235,704
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.2)%                                                (1,298,454)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $697,937,250
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

(1) Non-income producing.

(2) Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Directors. The aggregate value of fair valued securities is
    $70,047,947, which represented 10.0% of net assets.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2004, was $--, which represented 0.0% of net assets.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $426,767,381)            $ 699,235,704
-------------------------------------------------------------
Cash                                                                     25,034
-------------------------------------------------------------
Receivable for investments sold                                         415,992
-------------------------------------------------------------
Receivable for capital shares sold                                      931,715
-------------------------------------------------------------
Dividends and interest receivable                                        95,000
--------------------------------------------------------------------------------
                                                                    700,703,445
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for capital shares redeemed                                   2,365,011
-------------------------------------------------------------
Accrued management fees                                                 399,320
-------------------------------------------------------------
Distribution fees payable                                                   899
-------------------------------------------------------------
Service fees payable                                                        965
--------------------------------------------------------------------------------
                                                                      2,766,195
--------------------------------------------------------------------------------
NET ASSETS                                                        $ 697,937,250
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 622,729,699
-------------------------------------------------------------
Accumulated net investment loss                                      (5,143,447)
-------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                  (192,120,064)
-------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies         272,471,062
--------------------------------------------------------------------------------
                                                                  $ 697,937,250
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $693,197,241
-------------------------------------------------------------
Shares outstanding                                                   57,788,723
-------------------------------------------------------------
Net asset value per share                                                $12.00
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $4,740,009
-------------------------------------------------------------
Shares outstanding                                                      395,162
-------------------------------------------------------------
Net asset value per share                                                $12.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------------
Dividends (net of foreign taxes withheld of $240,762)              $  4,315,652
-------------------------------------------------------------
Interest                                                                 65,563
--------------------------------------------------------------------------------
                                                                      4,381,215
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------
Management fees                                                       4,504,373
-------------------------------------------------------------
Distribution fees -- Advisor Class                                       10,176
-------------------------------------------------------------
Service fees -- Advisor Class                                            10,176
-------------------------------------------------------------
Directors' fees and expenses                                             21,098
-------------------------------------------------------------
Other expenses                                                           11,894
--------------------------------------------------------------------------------
                                                                      4,557,717
-------------------------------------------------------------
Amount reimbursed                                                           (66)
--------------------------------------------------------------------------------
                                                                      4,557,651
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (176,436)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
-------------------------------------------------------------
Investment transactions                                               5,842,193
-------------------------------------------------------------
Foreign currency transactions                                         8,316,470
--------------------------------------------------------------------------------
                                                                     14,158,663
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------------------------
Investments                                                         (93,380,861)
-------------------------------------------------------------
Translation of assets and liabilities in foreign currencies          14,538,543
--------------------------------------------------------------------------------
                                                                    (78,842,318)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                    (64,683,655)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(64,860,091)
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2004            2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                      $   (176,436)    $  1,144,474
------------------------------------------
Net realized gain                                   14,158,663        7,502,004
------------------------------------------
Change in net unrealized appreciation              (78,842,318)     211,726,278
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          (64,860,091)     220,372,756
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                    (4,451,754)     (11,093,355)
------------------------------------------
  Advisor Class                                        (25,163)         (40,730)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (4,476,917)     (11,134,085)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                          27,705,827      107,677,817
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              (41,631,181)     316,916,488

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                739,568,431      422,651,943
--------------------------------------------------------------------------------
End of period                                     $697,937,250     $739,568,431
================================================================================

Accumulated net investment loss                    $(5,143,447)     $(6,931,573)
================================================================================

See Notes to Financial Statements.

------
11

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Global Gold Fund (the fund)
is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The fund pursues its objective by investing primarily in equity securities by utilizing quantitative management techniques as well as fundamental stock selection. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact the fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

                                                                    (continued)

------
12

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment manager that are in the same broad investment category as the fund and (2) a Complex Fee based on the daily net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.3380% to 0.5200% and the rates for the Complex Fee (Investor Class) range from
0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the
Complex Fee range.

The effective annual management fee for the year ended December 31, 2004 was
0.68% and 0.43% for the Investor and Advisor Classes, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund.

                                                                    (continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers.
During the year ended December 31, 2004, distribution fees of $66 were reimbursed for the Advisor Class. The reimbursement had no impact on the annualized ratios of operating expenses and net investment income to average net assets. Fees incurred under the plan during the year ended December 31, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2004, were $119,552,748 and $95,564,277, respectively.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were  as follows:

--------------------------------------------------------------------------------
                                                  SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

AUTHORIZED SHARES                               500,000,000
================================================================================
Sold                                             22,532,146    $ 265,797,526
----------------------------------------
Issued in reinvestment of distributions             422,536        4,200,000
----------------------------------------
Redeemed                                        (21,064,314)    (244,061,704)(1)
--------------------------------------------------------------------------------
Net increase                                      1,890,368     $ 25,935,822
================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                             1,000,000,000
================================================================================
Sold                                             35,450,036    $ 356,436,371
----------------------------------------
Issued in reinvestment of distributions             859,443       10,527,047
----------------------------------------
Redeemed                                        (26,555,968)    (260,457,584)(2)
--------------------------------------------------------------------------------
Net increase                                      9,753,511    $ 106,505,834
================================================================================

(1) Net of redemption fees of $213,506.

(2) Net of redemption fees of $400,630.

                                                                    (continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                  SHARES          AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

AUTHORIZED SHARES                                10,000,000
================================================================================
Sold                                                357,359      $ 4,167,318
----------------------------------------
Issued in reinvestment of distributions               2,471           24,592
----------------------------------------
Redeemed                                           (207,708)      (2,421,905)(1)
--------------------------------------------------------------------------------
Net increase                                        152,122      $ 1,770,005
================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                               250,000,000
================================================================================
Sold                                                315,856      $ 3,254,361
----------------------------------------
Issued in reinvestment of distributions               3,127           38,976
----------------------------------------
Redeemed                                           (198,294)      (2,121,354)(2)
--------------------------------------------------------------------------------
Net increase                                        120,689      $ 1,171,983
================================================================================

(1) Net of redemption fees of $9,861.

(2) Net of redemption fees of $2,562.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2004.

6. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

                                                                    (continued)

------
15

Notes to Financial Statements

DECEMBER 31, 2004

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                       2004           2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                     $4,476,917     $11,134,085
--------------------------------------------------------------------------------
Long-term capital gains                                     --              --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $447,951,819
================================================================================
Gross tax appreciation of investments                              $269,361,584
---------------------------------------------------
Gross tax depreciation of investments                               (18,077,699)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $251,283,885
================================================================================
Net tax appreciation on translation of
assets and liabilities in foreign currencies                            $ 2,739
--------------------------------------------------------------------------------
Net tax appreciation                                               $251,286,624
================================================================================
Undistributed ordinary income                                                --
---------------------------------------------------
Accumulated capital losses                                        $(175,930,037)
---------------------------------------------------
Currency loss deferral                                                $(149,036)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

------------------------------------------------------------------------------------
   2005         2006           2007           2008           2009           2010
------------------------------------------------------------------------------------
$(581,523)  $(61,443,526)  $(56,658,958)  $(30,893,211)  $(20,993,041)  $(5,359,778)
------------------------------------------------------------------------------------

The currency loss deferrals represent net foreign currency losses incurred in the two-month period ended December 31, 2004. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

------
16

Notes to Financial Statements

DECEMBER 31, 2004

8. PLAN OF REORGANIZATION

Effective at the beginning of business on May 1, 2004, American Century
Quantitative Equity Funds, a California corporation and the issuer American
Century Global Gold Fund (the old fund) merged with American Century
Quantitative Equity Funds, Inc., a Maryland corporation and issuer of Global
Gold (the new fund), pursuant to a plan of reorganization in which the domicile of the fund's issuer was changed from California to Maryland. In connection with the change in domicile, the new fund acquired all of the net assets of the old fund in exchange for shares of equal value of the new fund. The plan of reorganization was approved by the old fund's shareholders on April 26, 2004.

9. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

10. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

For corporate taxpayers, 0.00% of the ordinary income distributions paid during the fiscal year ended December 31, 2004, qualify for the corporate dividends received deduction.

------
17

Global Gold - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $13.17      $9.14      $5.30      $4.00      $5.29
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)            --(2)      0.02       0.04       0.05       0.05
-------------------------
  Net Realized and
  Unrealized Gain (Loss)     (1.09)      4.21       3.82       1.30      (1.31)
--------------------------------------------------------------------------------
  Total From
  Investment Operations      (1.09)      4.23       3.86       1.35      (1.26)
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.08)     (0.21)     (0.04)     (0.06)     (0.03)
--------------------------------------------------------------------------------
Redemption Fees(3)            --(2)      0.01       0.02       0.01         --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $12.00     $13.17      $9.14      $5.30      $4.00
================================================================================
  TOTAL RETURN(4)            (8.17)%    46.70%     73.00%     34.09%    (23.95)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.68%      0.69%      0.69%      0.68%      0.67%
-------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                  (0.03)%      0.22%      0.57%      0.99%      1.19%
-------------------------
Portfolio Turnover Rate         14%        22%        31%        14%        17%
-------------------------
Net Assets, End of Period
(in thousands)             $693,197   $736,363   $421,534   $192,973   $141,555
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to January 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
18

Global Gold - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                               ADVISOR CLASS
--------------------------------------------------------------------------------
                             2004       2003       2002        2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $13.19      $9.14      $5.30       $4.00      $5.29
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)(1)          (0.03)      --(2)      --(2)       0.03       0.03
-------------------------
  Net Realized and
  Unrealized Gain (Loss)    (1.09)      4.22       3.83        1.31      (1.30)
--------------------------------------------------------------------------------
  Total From
  Investment Operations     (1.12)      4.22       3.83        1.34      (1.27)
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income         (0.07)     (0.18)     (0.01)      (0.05)     (0.02)
--------------------------------------------------------------------------------
Redemption Fees(3)           --(2)      0.01       0.02        0.01         --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period              $12.00     $13.19      $9.14       $5.30      $4.00
================================================================================
  TOTAL RETURN(4)           (8.49)%    46.37%     72.61%      33.75%    (24.05)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.93%      0.94%      0.94%       0.93%      0.92%
-------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                 (0.28)%    (0.02)%      0.32%       0.74%      0.94%
-------------------------
Portfolio Turnover Rate        14%        22%        31%         14%        17%
-------------------------
Net Assets, End of Period
(in thousands)              $4,740     $3,205     $1,118         $64        $43
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to January 01, 2001, have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
19

Report of Independent Registered Public Accounting Firm

To the Directors of the American Century Quantitative Equity Funds and
Shareholders of the Global Gold Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Gold Fund (one of the five funds comprising the American Century Quantitative Equity Funds, hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 15, 2005

------
20

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. The independent directors have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1930
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Private Investor
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Advisory Board Member
LENGTH OF TIME SERVED (YEARS): less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
21

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Lead Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 32
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 19
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
22

Management

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Director."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
23

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-2021.

------
24

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
25

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
26

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The FT-SE(reg.tm) GOLD MINES INDEX(1) is designed to reflect the performance of the worldwide market in shares of companies whose principal activity is the mining of gold.

The FUND BENCHMARK was the Benham North American Gold Equities Index from inception through February 1996. From March 1996 through December 1997, the benchmark was the FT-SE(reg.tm) Gold Mines Index. Since January 1998, the
benchmark has been a proprietary index developed and monitored by American
Century that is intended to reflect the entire gold market. The Global Gold fund custom benchmark is approximately two-thirds North American, 20% African, and
10% Australian gold company stocks.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX(SM) is a
market-capitalization-weighted index designed to measure global developed-market equity performance.

The LIPPER GOLD FUND INDEX tracks total return performance of the largest funds within the Lipper Gold Fund category. These funds invest primarily in shares of gold mines, gold-oriented mining finance houses, gold coins, or gold bullion.

(1) The FT-SE Gold Mines Index is calculated by FT-SE International Limited in conjunction with the Institute of Actuaries. The FT-SE Gold Mines Index is a
    trademark of the London Stock Exchange Limited and the Financial Times Ltd.
    and is used by FT-SE International Limited under license. FT-SE
    International Limited does not sponsor, endorse, or promote the fund.

------
27

Notes

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0502                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-41845N            All rights reserved.

[front cover]

DECEMBER 31, 2004

American Century Investments
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

Utilities Fund

                               [american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

UTILITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Utilities fund for the 12 months ended December 31, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will  be the semiannual report dated
June 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD
      WITH JAMES E. STOWERS, JR.

------
1

Utilities - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                  --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                      1 YEAR      5 YEARS    10 YEARS    INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        23.81%      -1.76%       9.64%       7.71%         3/1/93
--------------------------------------------------------------------------------
FUND BENCHMARK(1)     24.34%      -2.17%      10.14%       8.14%(2)        --
--------------------------------------------------------------------------------
S&P 500 INDEX         10.88%      -2.30%      12.07%      10.93%(2)        --
--------------------------------------------------------------------------------
 Advisor Class        23.53%      -2.02%         --        2.69%        6/25/98
--------------------------------------------------------------------------------

(1) See Index Definitions page.

(2) Since 2/28/93, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
----------------------------------------------------------------------------------------------------
                   1995    1996     1997     1998    1999    2000     2001     2002    2003    2004
----------------------------------------------------------------------------------------------------
Investor Class    35.70%   4.82%   35.82%   27.43%  11.46%   3.97%  -20.97%  -27.44%  23.96%  23.81%
----------------------------------------------------------------------------------------------------
Fund Benchmark    33.89%   8.63%   34.50%   33.29%  12.36%   2.17%  -16.90%  -32.28%  25.38%  24.34%
----------------------------------------------------------------------------------------------------
S&P 500 Index     37.58%  22.96%   33.36%   28.58%  21.04%  -9.11%  -11.88%  -22.10%  28.69%  10.88%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow market segment and is therefore subject to greater risk and market fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

Utilities - Portfolio Commentary

PORTFOLIO MANAGERS: JOE STERLING AND BILL MARTIN

PERFORMANCE SUMMARY

The Utilities fund posted a total return of 23.81%* in 2004, in line with the
24.34% return of its custom utilities benchmark (defined on page 26) and ahead of the 18.84% return of the Russell 1000 Utilities Index. The S&P 500 Index, a
broad stock market measure, returned 10.88%.

MARKET REVIEW

The broad U.S. stock indexes overcame a lackluster start to post double-digit gains for the second consecutive year. Investor uncertainty--about the economy, interest rates, the price of oil, and the November election--held the market in check for most of the year. In the last quarter, however, falling oil prices and a decisive presidential election erased some of the uncertainty, and the stock market enjoyed a year-end rally.

Utilities stocks fared even better than the overall market--the Russell 1000
Utilities Index outpaced the broad S&P 500 for the first time since 1998.
Relatively stable interest rates and strong investor demand for dividend-paying stocks helped lift the utilities sector.

Every industry within the utilities sector posted double-digit gains in 2004.
Wireless telephone stocks fared the best, boosted by strong subscriber growth and high-profile mergers. Electric utilities also posted healthy returns, while diversified telecommunications stocks and gas utilities lagged.

PORTFOLIO OVERVIEW

The Utilities fund's 2004 return mirrored the performance of the broad utilities sector, though the fund narrowly trailed its custom benchmark. Strong stock selection among electric & gas utilities was offset by an underweight relative to the benchmark in wireless telecom stocks.

MARKET RETURNS
For the year ended December 31, 2004
--------------------------------------------------------------------------------
BROAD U.S. STOCK MARKET
--------------------------------------------------------------------------------
S&P 500 Index                                                   10.88%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                           9.15%
--------------------------------------------------------------------------------
BROAD UTILITIES MARKET
--------------------------------------------------------------------------------
Lipper Utility Fund Index                                       23.90%
--------------------------------------------------------------------------------
Russell 1000 Utilities Index                                    18.84%
--------------------------------------------------------------------------------
UTILITIES INDUSTRIES IN S&P 500
--------------------------------------------------------------------------------
Wireless Telecommunication Services                             56.46%
--------------------------------------------------------------------------------
Electric Utilities                                              26.75%
--------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power                             21.48%
--------------------------------------------------------------------------------
Gas Utilities                                                   10.81%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                          13.88%
--------------------------------------------------------------------------------
Sources: Bloomberg Financial Markets, Lipper Inc.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
--------------------------------------------------------------------------------
Exelon Corporation                          4.2%                  4.1%
--------------------------------------------------------------------------------
TXU Corp.                                   3.8%                  2.8%
--------------------------------------------------------------------------------
Sprint Corp.                                3.4%                  2.3%
--------------------------------------------------------------------------------
PPL Corporation                             3.1%                  2.4%
--------------------------------------------------------------------------------
Verizon Communications                      2.9%                  2.5%
--------------------------------------------------------------------------------
PG&E Corp.                                  2.7%                  2.9%
--------------------------------------------------------------------------------
Entergy Corp.                               2.7%                  2.5%
--------------------------------------------------------------------------------
Dominion Resources Inc.                     2.5%                  3.4%
--------------------------------------------------------------------------------
Southern Co.                                2.5%                  2.7%
--------------------------------------------------------------------------------
Sempra Energy                               2.4%                  2.7%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
3

Utilities - Portfolio Commentary

GOOD STOCK PICKS IN ELECTRIC & GAS UTILITIES

The portfolio's electric & gas utilities contributed favorably to relative performance. The top performance contributor in the portfolio, on both an absolute and relative basis, was Texas-based electric utility TXU, which gained nearly 178% in 2004. TXU boosted shareholder value by selling some of its unprofitable businesses, reducing debt, and increasing its dividend. Other overweights that performed well during the year included natural gas utilities
Energen and Equitable Resources, as well as electric utility Edison
International.

Another positive factor was the fund's position in energy stocks (5% of the portfolio on average, less than 0.1% in the benchmark), which performed well as oil prices soared. The top contributors included oil refinery operator Valero
Energy, whose share price nearly doubled in 2004, and pipeline company Kinder
Morgan, the largest overweight in the portfolio during the year.

TELECOM HURTS RELATIVE RESULTS

Our decision to underweight the telecom sector in general, and wireless stocks in particular, detracted the most from results relative to the benchmark. On average, wireless stocks made up just over 6% of the portfolio in 2004, compared with 18% of the benchmark. We chose to underweight the wireless segment because of concerns that stiff price competition, higher debt costs, and heavy subscriber turnover were crimping profit margins in the industry.

However, this strategy held the portfolio back as wireless stocks produced very strong returns. In particular, underweighting AT&T Wireless, which was acquired by Cingular Wireless, and Sprint PCS detracted the most from relative performance.

The portfolio's modest exposure to telecom equipment stocks, which are not represented in the benchmark, also weighed on relative performance. Negative contributors included cell phone manufacturer Nokia, which lost market share during the year, and telecom software maker Aspect Communications, which reported disappointing earnings in two consecutive quarters.

OUR COMMITMENT

We will continue to seek out stocks in the utilities sector that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

INDUSTRY BREAKDOWN
AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
--------------------------------------------------------------------------------
Electric Utilities                         38.3%                 40.2%
--------------------------------------------------------------------------------
Integrated  Telecommunication
Services                                   22.1%                 19.0%
--------------------------------------------------------------------------------
Multi-Utilities &
Unregulated Power                          21.8%                 20.8%
--------------------------------------------------------------------------------
Wireless  Telecommunication
Services                                    5.9%                  6.8%
--------------------------------------------------------------------------------
Gas Utilities                               5.3%                  4.5%
--------------------------------------------------------------------------------
Oil & Gas Refining,
Marketing &
Transportation                              4.8%                  5.9%
--------------------------------------------------------------------------------
Communications
Equipment                                   0.8%                  1.3%
--------------------------------------------------------------------------------
Cash and Equivalents*                       1.0%                  1.5%
--------------------------------------------------------------------------------
*Includes Temporary Cash Investments and Other Assets  and Liabilities.

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
5

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                  BEGINNING           ENDING        DURING PERIOD*    ANNUALIZED
                 ACCOUNT VALUE     ACCOUNT VALUE       7/1/04 -         EXPENSE
                    7/1/04           12/31/04          12/31/04         RATIO*
--------------------------------------------------------------------------------
UTILITIES SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class      $1,000          $1,195.40           $3.70           0.67%
--------------------------------------------------------------------------------
Advisor Class       $1,000          $1,195.10           $5.08           0.92%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class      $1,000          $1,021.77           $3.40           0.67%
--------------------------------------------------------------------------------
Advisor Class       $1,000          $1,020.51           $4.67           0.92%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
6

Utilities - Schedule of Investments

DECEMBER 31, 2004

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.0%

COMMUNICATIONS EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
          103,300  Nokia Oyj ADR                                   $  1,618,711
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 38.3%
--------------------------------------------------------------------------------
           19,100  Ameren Corp.                                         957,674
--------------------------------------------------------------------------------
           71,140  American Electric Power                            2,442,948
--------------------------------------------------------------------------------
           30,900  Cinergy Corp.                                      1,286,367
--------------------------------------------------------------------------------
           57,600  Consolidated Edison, Inc.                          2,520,000
--------------------------------------------------------------------------------
           71,200  DPL Inc.                                           1,787,832
--------------------------------------------------------------------------------
           20,900  DTE Energy Company                                   901,417
--------------------------------------------------------------------------------
            7,400  E.On AG ADR                                          673,400
--------------------------------------------------------------------------------
           17,500  E.On AG ORD                                        1,594,092
--------------------------------------------------------------------------------
          145,400  Edison International                               4,657,162
--------------------------------------------------------------------------------
            1,000  Enel SpA ADR                                          49,440
--------------------------------------------------------------------------------
          182,700  Enel SpA ORD                                       1,794,273
--------------------------------------------------------------------------------
           78,700  Entergy Corp.                                      5,319,333
--------------------------------------------------------------------------------
          185,700  Exelon Corporation                                 8,183,799
--------------------------------------------------------------------------------
           71,600  FirstEnergy Corp.                                  2,828,916
--------------------------------------------------------------------------------
           57,600  FPL Group, Inc.                                    4,305,600
--------------------------------------------------------------------------------
           36,200  Great Plains Energy Inc.                           1,096,136
--------------------------------------------------------------------------------
           50,500  Northeast Utilities                                  951,925
--------------------------------------------------------------------------------
           36,021  NSTAR                                              1,955,220
--------------------------------------------------------------------------------
           80,100  OGE Energy Corp.                                   2,123,451
--------------------------------------------------------------------------------
           44,900  Pepco Holdings, Inc.                                 957,268
--------------------------------------------------------------------------------
          160,700  PG&E Corp.(1)                                      5,348,096
--------------------------------------------------------------------------------
          115,800  PPL Corporation                                    6,169,824
--------------------------------------------------------------------------------
           31,500  Progress Energy Inc.                               1,425,060
--------------------------------------------------------------------------------
            2,700  Scottish Power plc ADR                                84,132
--------------------------------------------------------------------------------
          210,600  Scottish Power plc ORD                             1,629,785
--------------------------------------------------------------------------------
          144,900  Southern Co.                                       4,857,048
--------------------------------------------------------------------------------
          115,600  TXU Corp.                                          7,463,136
--------------------------------------------------------------------------------
           91,600  XCEL Energy Inc.                                   1,667,120
--------------------------------------------------------------------------------
                                                                     75,030,454
--------------------------------------------------------------------------------
GAS UTILITIES -- 5.3%
--------------------------------------------------------------------------------
           77,800  Atmos Energy Corp.                                 2,127,830
--------------------------------------------------------------------------------
           61,200  KeySpan Corporation                                2,414,340
--------------------------------------------------------------------------------
           41,100  New Jersey Resources Corp.                         1,781,274
--------------------------------------------------------------------------------
           75,200  Terasen Inc. ORD                                   1,737,724
--------------------------------------------------------------------------------
           56,700  UGI Corp.                                          2,319,597
--------------------------------------------------------------------------------
                                                                     10,380,765
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES -- 22.1%
--------------------------------------------------------------------------------
           76,800  ALLTEL Corp.                                       4,512,768
--------------------------------------------------------------------------------
           75,590  AT&T Corp.                                         1,440,745
--------------------------------------------------------------------------------
           73,800  BCE Inc.                                           1,780,794
--------------------------------------------------------------------------------
          139,100  BellSouth Corp.                                    3,865,589
--------------------------------------------------------------------------------
           66,700  CenturyTel Inc.                                    2,365,849
--------------------------------------------------------------------------------
          130,000  Citizens Communications
                   Company                                            1,792,700
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           23,200  Commonwealth Telephone
                   Enterprise Inc.(1)                               $ 1,152,112
--------------------------------------------------------------------------------
           98,300  Deutsche Telekom AG ADR(1)                         2,229,444
--------------------------------------------------------------------------------
           86,100  MCI Inc.                                           1,735,776
--------------------------------------------------------------------------------
           60,000  Philippine Long Distance
                   Telephone ADR(1)                                   1,495,800
--------------------------------------------------------------------------------
          149,020  SBC Communications Inc.                            3,840,245
--------------------------------------------------------------------------------
          269,700  Sprint Corp.                                       6,702,046
--------------------------------------------------------------------------------
           25,600  Telecom Corp. of New
                   Zealand Ltd. ADR                                     907,776
--------------------------------------------------------------------------------
            6,400  Telecom Italia SpA ADR                               261,568
--------------------------------------------------------------------------------
          410,300  Telecom Italia SpA ORD                             1,677,566
--------------------------------------------------------------------------------
           48,400  Telefonos de Mexico SA de
                   CV Series L ADR                                    1,854,688
--------------------------------------------------------------------------------
          142,280  Verizon Communications                             5,763,763
--------------------------------------------------------------------------------
                                                                     43,379,229
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 21.8%
--------------------------------------------------------------------------------
          169,100  AES Corporation (The)(1)                           2,311,597
--------------------------------------------------------------------------------
          103,000  Constellation Energy Group Inc.                    4,502,130
--------------------------------------------------------------------------------
           73,356  Dominion Resources Inc.                            4,969,135
--------------------------------------------------------------------------------
          178,700  Duke Energy Corp.                                  4,526,471
--------------------------------------------------------------------------------
           68,200  Energen Corp.                                      4,020,390
--------------------------------------------------------------------------------
           74,200  Energy East Corp.                                  1,979,656
--------------------------------------------------------------------------------
           53,700  Equitable Resources Inc.                           3,257,442
--------------------------------------------------------------------------------
           80,600  National Fuel Gas Co.                              2,284,204
--------------------------------------------------------------------------------
          111,000  ONEOK, Inc.                                        3,154,620
--------------------------------------------------------------------------------
           62,900  Public Service Enterprise
                   Group Inc.                                         3,256,333
--------------------------------------------------------------------------------
           73,600  Questar Corp.                                      3,750,656
--------------------------------------------------------------------------------
          130,500  Sempra Energy                                      4,786,740
--------------------------------------------------------------------------------
                                                                     42,799,374
--------------------------------------------------------------------------------
OIL & GAS REFINING, MARKETING &
TRANSPORTATION -- 4.8%
--------------------------------------------------------------------------------
           56,400  Kinder Morgan, Inc.                                4,124,532
--------------------------------------------------------------------------------
          128,000  TransCanada Corp.                                  3,183,360
--------------------------------------------------------------------------------
           16,400  Valero Energy Corp.                                  744,560
--------------------------------------------------------------------------------
           85,300  Williams Companies, Inc. (The)                     1,389,537
--------------------------------------------------------------------------------
                                                                      9,441,989
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 5.9%
--------------------------------------------------------------------------------
           89,500  America Movil SA de CV
                   Series L ADR                                       4,685,325
--------------------------------------------------------------------------------
          122,400  Nextel Communications, Inc.(1)                     3,672,000
--------------------------------------------------------------------------------
           20,100  NTT DoCoMo, Inc. ADR                                 374,262
--------------------------------------------------------------------------------
              400  NTT DoCoMo, Inc. ORD                                 738,425
--------------------------------------------------------------------------------
           79,200  Vodafone Group plc ADR                             2,168,496
--------------------------------------------------------------------------------
                                                                     11,638,508
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $141,103,089)                                                 194,289,030
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Utilities - Schedule of Investments

DECEMBER 31, 2004
                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.5%

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 7.125%-7.25%, 8/15/22-2/15/23,
valued at $3,060,712), in a joint trading
account at 1.47%, dated 12/31/04, due
1/3/05 (Delivery value $3,000,368)
(Cost $3,000,000)                                                  $  3,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.5%
(Cost $144,103,089)                                                 197,289,030
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.5)%                                                (1,078,315)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $196,210,715
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

TYPES OF INVESTMENTS IN PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------
                                                                     % OF FUND
                                                                    INVESTMENTS
                                                                       AS OF
                                                                     12/31/04
--------------------------------------------------------------------------------
U.S. Common Stocks                                                     83.0%
--------------------------------------------------------------------------------
Foreign Common Stocks                                                  15.5%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                                                  98.5%
--------------------------------------------------------------------------------
Temporary Cash Investments                                              1.5%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $144,103,089)             $197,289,030
------------------------------------------------------
Cash                                                                    101,243
------------------------------------------------------
Receivable for capital shares sold                                      343,875
------------------------------------------------------
Dividends and interest receivable                                       405,154
--------------------------------------------------------------------------------
                                                                    198,139,302
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     1,621,473
------------------------------------------------------
Payable for capital shares redeemed                                     198,923
------------------------------------------------------
Accrued management fees                                                 107,529
------------------------------------------------------
Distribution fees payable                                                   331
------------------------------------------------------
Service fees payable                                                        331
--------------------------------------------------------------------------------
                                                                      1,928,587
--------------------------------------------------------------------------------
NET ASSETS                                                         $196,210,715
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $200,848,784
------------------------------------------------------
Undistributed net investment income                                      83,908
------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                   (57,908,341)
------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                                                53,186,364
--------------------------------------------------------------------------------
                                                                   $196,210,715
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $194,504,582
------------------------------------------------------
Shares outstanding                                                   16,095,222
------------------------------------------------------
Net asset value per share                                                $12.08
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,706,133
------------------------------------------------------
Shares outstanding                                                      141,331
------------------------------------------------------
Net asset value per share                                                $12.07
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------
Dividends (net of foreign taxes withheld $75,241)                   $ 5,300,962
------------------------------------------------------
Interest                                                                 23,429
--------------------------------------------------------------------------------
                                                                      5,324,391
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------
Management fees                                                       1,027,452
------------------------------------------------------
Distribution fees -- Advisor Class                                        3,192
------------------------------------------------------
Service fees -- Advisor Class                                             3,192
------------------------------------------------------
Directors' fees and expenses                                              4,705
------------------------------------------------------
Other expenses                                                            1,813
--------------------------------------------------------------------------------
                                                                      1,040,354
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 4,284,037
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment and
foreign currency transactions                                         6,594,868
------------------------------------------------------
Change in net unrealized appreciation
on investments and translation of assets
and liabilities in foreign currencies                                23,891,805
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                     30,486,673
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $34,770,710
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2004           2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  4,284,037    $  3,684,780
------------------------------------------
Net realized gain (loss)                              6,594,868      (5,197,979)
------------------------------------------
Change in net unrealized appreciation                23,891,805      29,424,159
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            34,770,710      27,910,960
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                     (4,172,199)     (3,642,821)
------------------------------------------
  Advisor Class                                         (32,197)        (27,343)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (4,204,396)     (3,670,164)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      21,019,623         (42,384)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           51,585,937      24,198,412

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 144,624,778     120,426,366
--------------------------------------------------------------------------------
End of period                                      $196,210,715    $144,624,778
================================================================================

Undistributed net investment income                     $83,908         $25,898
================================================================================

See Notes to Financial Statements.

------
11

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

                                                                    (continued)

------
12

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid quarterly for the fund. Distributions from net realized gains for the fund, if any, are generally declared and paid semiannually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee (Investor
Class) range from 0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fee for the fund for the year ended December 31, 2004 was 0.68% and 0.43% for the Investor and Advisor Classes, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended December 31, 2004, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

                                                                    (continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2004

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2004, were $67,849,831 and $47,322,988, respectively.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were  as follows:

--------------------------------------------------------------------------------
                                                     SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

AUTHORIZED SHARES                                   50,000,000
================================================================================
Sold                                                 4,214,535     $ 46,473,311
----------------------------------------
Issued in reinvestment of distributions                341,578        3,691,796
----------------------------------------
Redeemed                                            (2,769,126)     (29,375,615)
--------------------------------------------------------------------------------
Net increase                                         1,786,987     $ 20,789,492
================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                                1,000,000,000
================================================================================
Sold                                                 2,901,715     $ 26,122,833
----------------------------------------
Issued in reinvestment of distributions                349,434        3,195,289
----------------------------------------
Redeemed                                            (3,297,206)     (29,301,779)
--------------------------------------------------------------------------------
Net increase (decrease)                                (46,057)    $     16,343
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004

AUTHORIZED SHARES                                   10,000,000
================================================================================
Sold                                                    54,724        $ 599,044
----------------------------------------
Issued in reinvestment of distributions                  2,914           31,355
----------------------------------------
Redeemed                                               (38,365)        (400,268)
--------------------------------------------------------------------------------
Net increase                                            19,273        $ 230,131
================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                                  250,000,000
================================================================================
Sold                                                    44,889        $ 412,155
----------------------------------------
Issued in reinvestment of distributions                  3,001           27,343
----------------------------------------
Redeemed                                               (58,284)        (498,225)
--------------------------------------------------------------------------------
Net decrease                                           (10,394)       $ (58,727)
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2004.

                                                                    (continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2004

6. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                          2004         2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                       $4,204,396    $3,670,164
--------------------------------------------------------------------------------
Long-term capital gain                                        --            --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $144,766,735
================================================================================
Gross tax appreciation of investments                               $54,502,462
---------------------------------------------------
Gross tax depreciation of investments                                (1,980,167)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $52,522,295
================================================================================
Net tax appreciation on derivatives and translation
of assets and liabilities in foreign currencies                           $ 423
--------------------------------------------------------------------------------
Net tax appreciation                                                $52,522,718
================================================================================
Undistributed ordinary income                                           $83,908
---------------------------------------------------
Accumulated capital losses                                         $(57,244,695)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

------------------------------------------
          2010               2011
------------------------------------------
      $(50,570,055)      $(6,674,640)
------------------------------------------

                                                                    (continued)

------
15

Notes to Financial Statements

DECEMBER 31, 2004

8. PLAN OF REORGANIZATION

Effective at the beginning of business on May 1, 2004, American Century
Quantitative Equity Funds, a California corporation and the issuer American
Century Utilities Fund (the old fund) merged with American Century Quantitative
Equity Funds, Inc., a Maryland corporation and issuer of Utilities (the new fund), pursuant to a plan of reorganization in which the domicile of the fund's issuer was changed from California to Maryland. In connection with the change in domicile, the new fund acquired all of the net assets of the old fund in exchange for shares of equal value of the new fund. The plan of reorganization was approved by the old fund's shareholders on April 26, 2004.

9. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

10. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $ 4,204,396 of qualified dividend income for the fiscal year ended December 31, 2004.

For corporate taxpayers, 100.00% of the ordinary income distributions paid during the fiscal year ended December 31, 2004, qualify for the corporate dividends received deduction.

------
16

Utilities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.02      $8.31     $11.81     $15.26     $16.46
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income(1)     0.30       0.25       0.26       0.25       0.96
----------------------------
  Net Realized and
  Unrealized Gain (Loss)       2.05       1.71      (3.49)     (3.43)     (0.35)
--------------------------------------------------------------------------------
  Total From
  Investment Operations        2.35       1.96      (3.23)     (3.18)      0.61
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (0.29)     (0.25)     (0.27)     (0.25)     (0.98)
----------------------------
  From Net
  Realized Gains                --         --         --       (0.02)     (0.83)
--------------------------------------------------------------------------------
  Total Distributions         (0.29)     (0.25)     (0.27)     (0.27)     (1.81)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $12.08     $10.02      $8.31     $11.81     $15.26
================================================================================
  TOTAL RETURN(2)             23.81%     23.96%    (27.44)%   (20.97)%     3.97%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.68%      0.69%      0.69%      0.68%      0.67%
----------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.79%      2.85%      2.79%      1.81%      5.88%
----------------------------
Portfolio Turnover Rate          31%        34%        26%        10%        32%
----------------------------
Net Assets, End of Period
(in thousands)              $194,505   $143,403   $119,327   $199,988   $295,823
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
17

Utilities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                               ADVISOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.01      $8.30     $11.80     $15.26     $16.46
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     0.27       0.23       0.24       0.21       0.95
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       2.05       1.71      (3.49)     (3.43)     (0.38)
--------------------------------------------------------------------------------
  Total From
  Investment Operations        2.32       1.94      (3.25)     (3.22)      0.57
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (0.26)     (0.23)     (0.25)     (0.22)     (0.94)
--------------------------
  From Net
  Realized Gains                --         --         --       (0.02)     (0.83)
--------------------------------------------------------------------------------
  Total Distributions         (0.26)     (0.23)     (0.25)     (0.24)     (1.77)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $12.07     $10.01      $8.30     $11.80     $15.26
================================================================================
  TOTAL RETURN(2)             23.53%     23.68%    (27.65)%   (21.24)%     3.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.93%      0.94%      0.94%      0.93%      0.92%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.54%      2.60%      2.54%      1.56%      5.63%
--------------------------
Portfolio Turnover Rate          31%        34%        26%        10%        32%
--------------------------
Net Assets, End of Period
(in thousands)                $1,706     $1,222     $1,100     $2,956     $4,540
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
18

Report of Independent Registered Public Accounting Firm

To the Directors of the American Century Quantitative Equity Funds and
Shareholders of the Utilities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Utilities Fund (one of the five funds comprising the American Century Quantitative Equity Funds, hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 15, 2005

------
19

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. The independent directors have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1930
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Private Investor
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Advisory Board Member
LENGTH OF TIME SERVED (YEARS): less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
20

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Lead Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 32
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 19
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
21

Management

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Director."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
22

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-2021.

------
23

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
24

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
25

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The FUND BENCHMARK consists of approximately 120 utilities stocks that meet the fund's investment criteria. The benchmark's composition is approximately 50%
electric and natural gas, 45% telecommunications, and 5% other utilities-related companies.

The LIPPER UTILITY FUND INDEX tracks the performance of the 10 largest funds in
Lipper Inc.'s utilities fund category. Each fund in the category is at least 65%
invested in utilities stocks.

The RUSSELL 1000 INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded U.S.
companies, based on total market capitalization).

The RUSSELL 1000 UTILITIES INDEX, a sub-index of the Russell 1000 Index, is a capitalization-weighted index of companies in industries heavily affected by government regulation, including among others, basic public service providers
(electricity, gas and water), telecommunication services, and oil and gas companies.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
26

Notes

------
27

Notes

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0502                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-41844N            All rights reserved.

ITEM 2.   CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund,  Inc.'s Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Albert  Eisenstat  is  the  registrant's  designated  audit  committee financial expert. He is "independent" as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services rendered by the principal accountant for the audit of the registrant's annual financial  statements or services that are normally provided by the  accountant  in  connection  with  statutory  and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2003:  $92,784
          FY 2004:  $83,069

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(c)       Tax Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services rendered by the principal  accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2003:  $19,875
          FY 2004:  $17,771

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products  and  services  provided by the  principal  accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2003:  $105,325
          FY 2004:  $172,771

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE  OF PROXY VOTING POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place procedures  by which  shareholders  may recommend  nominees to the  registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    March 1, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                 (principal executive officer)

Date:    March 1, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    March 1, 2005